united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

           Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

           4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

           Ultimus Fund Solutions ___

           80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/22

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Income Fund

(IIXAX, IIXCX, IIXIX)

Catalyst Enhanced Income Strategy Fund

(EIXAX, EIXCX, EIXIX)

Catalyst/MAP Global Balanced Fund

(TRXAX, TRXCX, TRXIX)

Catalyst/CIFC Floating Rate Income Fund

(CFRAX, CFRCX, CFRIX)

Catalyst/SMH High Income Fund

(HIIFX, HIICX, HIIIX)

Catalyst/SMH Total Return Income Fund

(TRIFX, TRICX, TRIIX)

December 31, 2022

Mutual Fund Series Trust

CATALYST FUNDS

SEMI-ANNUAL REPORT

TABLE OF CONTENTS

Investment Review	Page 1
Schedules of Investments	Page 10
Statements of Assets and Liabilities	Page 50
Statements of Operations	Page 51
Statements of Changes in Net Assets	Page 52
Financial Highlights	Page 54
Notes to Financial Statements	Page 66
Expense Example	Page 80
Privacy Notice	Page 81

Catalyst Capital Advisors LLC | 646-827-2761

December 31, 2022

Catalyst/MAP Global Balanced Fund (TRXAX, TRXCX, TRXIX)

Dear Fellow Shareholders:

The Catalyst/MAP Global Balanced Fund’s (the “Fund”) total returns for the fiscal year,5-year period, and since inception (as of 12/31/22) as compared to the MSCI All Country World Stock Index 1 and the 50% MSCI AWCI Value/50% BoFA ML A-AAA 1-3yr US Corp2 were as follows (unaudited):

		5	Since
Fund vs. Index Performance	1 Year	Years	Inception[4]
Class A without sales charge	-7.44	2.56	4.67
Class A with sales charge	-12.77	1.35	4.13
Class C	-8.13	1.81	3.89
50% MSCI ACWI/50% BoFA ML A-AAA 1-3yr US Corp.[2]	-10.59	3.88	4.94
50% MSCI ACWI Value/50% BoFA ML A-AAA 1-3yr US Corp. [3]	-4.83	3.15	4.39
MSCI All Country World Stock Index[1]	-17.96	5.75	7.92
Class I (Inception Date – 6/6/14)	-7.21	2.83	3.44
MSCI All Country World Stock Index[1]	-17.96	5.75	6.66

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information or the Fund’s prospectus, please call the Fund, toll-free at 1-866-447-4228. You can also obtain a prospectus at www.CatalystMF.com.

After being pressured during the first three quarters of 2022, stocks moved higher during the fourth quarter, marking their first quarterly gain for the year. While we believe inflation peaked in June when it hit an annual rate of 9.1%, it remains elevated relative to historical numbers, with November’s annual Consumer Price Index (CPI) growing at a rate of 7.1%. As mentioned, stocks eventually rebounded during the fourth quarter as investors were increasingly hopeful that the Fed would stop raising interest rates or maybe even begin reducing them sometime next year. Most noteworthy to us in 2022 is how value stocks outperformed their “expensive,” or growth, counterparts by the widest margin since 2000, which benefited the Fund. We would note that typically such cycles last multiple years, as evidenced by the outperformance that value enjoyed from the bursting of the dot-com bubble leading up to the Global Financial Crisis (GFC). It is also worth mentioning that historically, inflation has served as a tailwind for value stocks while creating a headwind for growth stocks.

With that said, the top five contributors to performance for the six-month period were Imperial Brands (IMB LN), up 13.8%; Bunge LTD (BG), up 11.4%; Cisco Systems (CSCO), up 13.6%, Takeda Pharmaceuticals (TAK), up 16.2%, and Novartis (NVS), up 8.1%. Inversely, the top five detractors to performance for the six-month period were Vodafone (VOD), down 32.9%; Orange (ORAN), down 13.5%, Intel Corp (INTC), down 28.6%; PT Hanjaya Mandala Sampoerna (HMSP IJ), down 17.6%, and Mosaic (MOS), down 6.6%.

While we admit our first expectation was that the Fed may start easing during 2023, given the stubborn nature of current inflationary pressures, we now believe the Fed will likely continue to raise rates during the first half of 2023, albeit at a slower pace than in 2022. Ultimately, we anticipate the Fed “hitting the pause button” on rate hikes sometime around mid-2023. However, barring a “Black Swan” event, we would be surprised to see the Fed ‘pivot’ and lower rates. As such, we now believe the Fed cutting rates is likely a 2024 phenomenon, which we would note contradicts current Street expectations. As mentioned above, we believe inflation will likely remain stubbornly

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst Capital Advisors LLC | 646-827-2761

elevated, specifically in the 4% - 5% level for some time, well above the Fed’s current 2% target. While not a complete list, we believe there are three primary reasons supporting this thesis:

1.       Much of current inflation is caused by wages. Unlike commodity prices, which can fluctuate greatly, wages do not. Generally, wages only go in one direction: up.

2.       The movement toward a greener environment is likely to keep energy prices high; hydrocarbon production declines faster than new sources can be brought online to replace them.

3.       The world’s economy is in the early stages of deglobalization. For years, globalization provided us with many inexpensive goods made in countries with cheap labor. Since COVID and the related supply chain issues, the focus has shifted away from cost and toward dependability/reliability.

4.       The geopolitical environment is changing. China is building strategic relationships not only with Russia but with the Middle East (in particular Saudi Arabia). Over the next few years, oil may be invoiced in yuan, not dollars. This would be a negative for the dollar and likely cause inflation to remain problematic for the U.S.

Looking at the portfolio activity during the first half of the Fund’s fiscal year, turnover remains relatively low. During the period, we exited shares of Intel Corp (INTC) as we admittedly underestimated the poor position the former management team had left the company in. Additionally, we exited our position in Kratos Defense & Security (KTOS). We also trimmed positions in Cisco Systems (CSCO), eBay (EBAY), Groupe Bruxelles Lambert (GBLB BB), Orange (ORAN), National Fuel Gas (NFG), Tetra Tech (TTEK), Micron (MU), and Campbell Soup (CPB), as we refocused on our top conviction ideas. With the proceeds from these transactions, we added Applied Materials (AMAT), Medtronic (MDT), and Chevron (CVX), to the Fund. We also increased weightings in Vivendi (VIVHY) and Home Depot (HD).

As discussed in previous letters, we believe the Fed is in a challenging position as the economy struggles to find growth. At the same time, excess debt continues to serve as a barrier to prosperity. A large amount of debt also hinders the Fed’s ability to raise interest rates to a level sufficient to stifle inflation. For example, in 1980, then Fed Chairman Paul Volker “broke the back of inflation” by taking short-term and long-term rates close to 20%. In 1980, federal debt stood at one trillion dollars; today, it stands at approximately $31 trillion. Applying 1980 interest rates to today’s federal debt load, annual interest costs would approximate $4 trillion - about how much the federal government collects in yearly tax receipts. Whether or not we officially enter a recession in 2023 is debatable. Still, the yield curve (historically a very accurate indicator of recessions) suggests it is a good possibility. If we do indeed enter a recession, we believe it will be relatively shallow (given the strength of the current job market) but extended. The typical tools the government implements to jump-start a lagging economy do not seem plausible. In other words, they do not have enough tools in their toolbox. Given the amount of the deficit, tax cuts appear unlikely; and with stubborn inflation, we don’t believe the Fed will rush to resume Quantitative Easing (QE) or lower (as we mentioned earlier) interest rates.

As a result of these macro-dynamics, we have made several changes to fixed income holdings in the Fund over the past few months. We increased the weighting of bonds to a target rate of 35% from the previous 30%, lengthened maturities slightly, and improved credit quality. We continue to favor shorter-term maturities over more extended ones as the risks appear too great relative to potential rewards from holding longer-dated maturities.

Given an uncertain economic backdrop, we think owning economically defensive names in sectors such as Consumer Staples (particularly agricultural names) and Healthcare makes sense. Materials and Energy names should also provide an inflationary hedge. While technology typically tends to underperform during inflationary environments, we believe exposure to specific technology names that benefit from adopting technologically driven solutions to labor shortages and rising wages should perform well over the long term.

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst Capital Advisors LLC | 646-827-2761

In summary, we would be remiss not to mention how volatile markets can be with the dissemination of single economic data points. For example, there have been times when a softer-than-expected inflation number sends stocks soaring one day, while more robust-than-expected inflationary data sends them retreating the next session. We note that seldom does economic data move in a linear direction. We believe the economic scenario discussed above should allow for more favorable market conditions in 2023 relative to 2022. Additionally, as has been our mantra for some time, selectivity will remain essential. Focusing on individual stock selection instead of broad indices whose performance has benefitted from low-interest rates and quantitative easing will be critical to delivering solid risk-adjusted returns for the next decade.

Kindest Regards,

Michael S. Dzialo, Peter J. Swan and Karen M. Culver

Portfolio Managers

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.CatalystMF.com or call 1-866-447-4228. Please read the prospectus carefully before investing.

[1]	The MSCI All Country World Stock Index (MSCI ACWI) is a market capitalization-weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International and is comprised of stocks from both developed and emerging markets. The Catalyst/MAP Global Balanced Fund may or may not purchase the types of securities represented by the MSCI All Country World Stock Index.

[2]	Represents a 50%50% blend of the MSCI ACWI and the BofA Merrill Lynch U.S. Corp A-AAA 1-3 Year TR Index.

[3]	Represents a 50%/50% blend of the MSCI ACWI Value Index and the BofA Merrill Lynch U.S. Corp A-AAA 1-3 Year TR Index.

[4]	Since inception returns assume an inception date of 7/29/11 Class A and Class C shares and an inception date of 6/6/14 for Class I shares. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228. There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions. A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than two years after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

5178-NLD-02012023

36 N New York Avenue, FL 3, Huntington, NY 11743 I CatalystMF.com

Catalyst Insider Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	0.19%	(8.09)%	1.51%	0.83%
Class A with load	(4.57)%	(12.49)%	0.53%	0.25%
Class C	(0.19)%	(8.77)%	0.82%	0.12%
Class I	0.32%	(7.94)%	1.82%	1.11%
Bloomberg 1-3 Year U.S. Government/Credit Index(a)	(2.97)%	(13.01)%	0.02%	1.02%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 1.34% for Class A, 2.09% for Class C and 1.09% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued. Investors cannot invest direct in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	32.9%
Specialty Finance	32.6%
Real Estate Investment Trusts	7.9%
Insurance	5.6%
Home & Office Products	5.2%
Gas & Water Utilities	5.1%
Semiconductors	4.6%
Aerospace & Defense	4.2%
Health Care Facilities & Services	3.1%
Internet Media & Services	2.2%
Other/Cash & Equivalents	-3.4%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Enhanced Income Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	(3.86)%	(7.05)%	4.63%
Class A with load	(9.38)%	(12.39)%	3.10%
Class C	(4.24)%	(7.77)%	3.83%
Class I	(3.74)%	(6.81)%	4.88%
Bloomberg U.S. Aggregate Bond Index(a)	(2.97)%	(13.01)%	0.03%
Bloomberg U.S. Mortgage Backed Securities Index(b)	(3.32)%	(11.81)%	(0.91)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.00% for Class A, 2.75% for Class C and 1.75% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fix-rated taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest direct in an index.

(b)	The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks fixed-rate agency mortgage backed passthrough securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is constructed by grouping individual TBA-deliverable MBS pools into aggregates or generics based on program, coupon and vintage. Investors cannot invest direct in an index.

**	Inception date is December 31, 2018.

Top Holdings by Security Type	% of Net Assets
Collateralized Mortgage Obligations	33.8%
Non Agency CMBS	27.1%
Home Equity	14.3%
Residential Mortgage	13.4%
U.S. Government & Agency Obligations	8.2%
Manufactured Housing	0.3%
Other/Cash & Equivalents	2.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Balanced Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	0.21%	(7.44)%	2.56%	4.16%	4.67%
Class A with load	(5.55)%	(12.77)%	1.35%	3.54%	4.13%
Class C	(0.16)%	(8.13)%	1.81%	3.38%	3.89%
Class I	0.28%	(7.21)%	2.83%	N/A	3.34%
MSCI All Country World Stock Index(a)	2.51%	(17.96)%	5.75%	8.54%	7.92%
MSCI All Country World Stock Value Index Gross(b)	5.84%	(6.86)%	4.23%	7.19%	6.79%
ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(c)	(0.14)%	(3.46)%	1.34%	1.38%	1.52%
50% MSCI ACWI U.S./50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(d)	1.45%	(10.59)%	3.88%	5.15%	4.94%
50% MSCI ACWI U.S. Value Index Gross/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index(e)	3.05%	(4.83)%	3.15%	4.50%	4.39%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.08% for Class A, 2.83% for Class C, and 1.83% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The MSCI All Country World Stock Index is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The MSCI All Country World Stock Value Index Gross captures large and mid cap securities exhibiting overall value style characteristics across 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index.

(c)	The ICE BofA ML A-AAA 1-3yr U.S. Corp. Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. Investors cannot invest directly in an index.

(d)	The 50% MSCI AWCI U.S./50% ICE BofA ML A-AAA 1-3yr US Corp. Index. is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Index. Investors cannot invest directly in an index.

(e)	The 50% MSCI AWCI U.S Value Index Gross/50% ICE BofA ML A-AAA 1-3yr U.S. Corp. Index. is made up of two indices; ICE BofA ML U.S. Corporate & Government 1-3yrs Index, and MSCI AC World Value Index Gross. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011 for Class A, Class C and the benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Biotech & Pharma	17.9%
Tobacco & Cannabis	7.5%
Technology & Hardware	7.3%
Leisure Facilities & Services	6.1%
U.S. Government & Agencies	8.3%
Telecommunications	5.0%
Gas & Water Utilities	4.7%
Semiconductors	3.7%
Wholesale - Consumer Staples	3.5%
Software	3.1%
Other/Cash & Equivalents	32.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/CIFC Floating Rate Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**	Since Inception***
Class A	2.81%	(2.59)%	2.81%	3.36%	N/A
Class A with load	(2.12)%	(7.22)%	1.80%	2.85%	N/A
Class C	2.42%	(3.34)%	2.03%	2.58%	N/A
Class I	3.05%	(2.34)%	3.06%	3.62%	N/A
Class C-1	N/A	N/A	N/A	N/A	1.52%
S&P/LSTA U.S. Leveraged Loan 100 Index (a)	5.15%	(0.60)%	3.08%	3.24%	1.82%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds are 1.55% for Class A and 2.30% for Class C, 1.30% for Class I and 2.30% for Class C-1 shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to November 2018 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an index.

**	Inception date is December 31, 2012 for Class A, Class C and Class I.

***	Inception date is November 1, 2022 for Class C 1.

Top Ten Holdings by Industry	% of Net Assets
Software	15.6%
Health Care Facilities & Services	8.2%
CLO	8.6%
Technology Services	6.9%
Insurance	6.5%
Commercial Support Services	6.2%
Transportation & Logistics	6.0%
Retail - Discretionart	5.2%
Leisure Facilities & Services	5.1%
Institutional Financial Services	2.8%
Other/Cash & Equivalents	28.9%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception ***
Class A	3.95%	(13.48)%	1.88%	0.43%	2.40%	N/A
Class A with load	(0.99)%	(17.59)%	0.89%	(0.06)%	2.06%	N/A
Class C	3.84%	(14.11)%	1.11%	(0.30)%	1.66%	N/A
Class I	4.09%	(13.26)%	2.08%	N/A	N/A	0.47%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	3.41%	(11.06)%	2.15%	3.95%	9.39%	3.98%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses are 1.95% for Class A, 2.70% for Class C and 1.70% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A and Class C.

***	Inception date is July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Automotive	10.3%
Retail-Discretionary	8.2%
Oil & Gas Services & Equipment	7.5%
Metals & Mining	6.9%
Chemicals	6.5%
Machinery	6.4%
Steel	6.2%
Real Estate Investment Trusts	6.0%
Specialty Finance	5.5%
Home Construction	5.2%
Other/Cash & Equivalents	31.3%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2022

The Fund’s performance figures* for each of the periods ended December 31, 2022, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	4.47%	(12.51)%	4.87%	3.43%	2.63%	N/A
Class A with load	(1.54)%	(17.54)%	3.63%	2.82%	2.21%	N/A
Class C	4.06%	(13.00)%	4.09%	2.66%	1.86%	N/A
Class I	4.62%	(12.31)%	5.14%	N/A	N/A	2.76%
S&P 500 Total Return Index(a)	2.31%	(18.11)%	9.42%	12.56%	9.39%	11.67%
ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	3.41%	(11.06)%	2.15%	3.95%	5.91%	3.98%
Blended Index (c)	3.00%	(14.48)%	5.92%	8.31%	7.80%	7.90%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares may be subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s prospectus dated November 1, 2022, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.75% for Class A, 3.50% for Class C and 2.50% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

Performance information for the period prior to September 2013 does not reflect the Fund’s current strategy and the Fund’s portfolio was not managed by the Fund’s current sub-advisor.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	The ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the ICE BofA Merrill Lynch U.S. Cash Pay High Yield Index. Investors cannot invest directly in an index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark.

***	Inception date is July 1, 2013 for Class I and the Benchmark.

Top 10 Holdings by Industry	% of Net Assets
Asset Management	13.3%
Oil & Gas Services & Equipment	10.6%
Oil & Gas Producers	6.6%
Real Estate Investment Trusts	5.8%
Business Development Companies	4.1%
Machinery	4.0%
Specialty Finance	3.7%
Automotive	3.6%
Home Construction	3.4%
Technology Hardware	2.9%
Other/Cash & Equivalents	42.0%
100.0%

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 53.7%
	ASSET MANAGEMENT — 18.9%
3,000,000	New Mountain Finance Corporation(a)	7.5000	10/15/25	$3,029,940
7,079,000	Prospect Capital Corporation	6.3750	03/01/25	7,123,598
4,039,000	RWT Holdings, Inc.	5.7500	10/01/25	3,428,101
				13,581,639
	INTERNET MEDIA & SERVICES — 2.2%
4,000,000	Opendoor Technologies, Inc.(a)	0.2500	08/15/26	1,591,171

	SPECIALTY FINANCE — 32.6%
3,750,000	Arbor Realty Trust, Inc.(a)	7.5000	08/01/25	3,744,375
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,227,300
10,000,000	SoFi Technologies, Inc.(a),(b)	6.5800	10/15/26	6,920,280
10,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	8,631,838
				23,523,793
	TOTAL CONVERTIBLE BONDS (Cost $44,224,971)			38,696,603

	CORPORATE BONDS — 50.1%
	AEROSPACE & DEFENSE — 4.2%
3,000,000	TransDigm, Inc.(a)	8.0000	12/15/25	3,049,813

	ASSET MANAGEMENT — 14.0%
4,000,000	Ares Capital Corporation	4.2500	03/01/25	3,797,057
3,850,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	6.3750	12/15/25	3,741,507
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,509,494
				10,048,058
	GAS & WATER UTILITIES — 5.1%
3,700,000	National Fuel Gas Company	5.5000	01/15/26	3,688,968

	HEALTH CARE FACILITIES & SERVICES — 3.1%
2,407,000	Centene Corporation	4.2500	12/15/27	2,264,939

	HOME & OFFICE PRODUCTS — 5.2%
4,000,000	Newell Brands, Inc.	4.4500	04/01/26	3,771,981

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.1% (Continued)
	INSURANCE — 5.6%
2,862,526	Ambac Assurance Corporation(a)	5.1000%	06/07/69	$4,011,114

	METALS & MINING — 0.4%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	295,141

	REAL ESTATE INVESTMENT TRUSTS — 7.9%
2,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	1,888,093
3,900,000	Sabra Health Care, L.P.	5.1250	08/15/26	3,722,060
				5,610,153
	SEMICONDUCTORS — 4.6%
3,500,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.8750	01/15/27	3,316,479

	TOTAL CORPORATE BONDS (Cost $37,384,108)			36,056,646

	TOTAL INVESTMENTS - 103.8% (Cost $81,609,079)			$74,753,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%			(2,717,130)
	NET ASSETS - 100.0%			$72,036,119

L.P. - Limited Partnership

Ltd. - Limited Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is 22,641,834 or 31.4% of net assets.

(b)	Zero coupon bond.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8%
4,338,620	Adjustable Rate Mortgage Trust 2005-12 5A1(a)	US0001M + 0.500%	4.8890	03/25/36	$1,268,593
1,621,205	Adjustable Rate Mortgage Trust 2007-3 2A1(b),(c)		5.6220	11/25/37	1,154,994
780,433	Alternative Loan Trust 2004-25CB A1		6.0000	12/25/34	677,776
405,113	Alternative Loan Trust 2005-11CB 2A1		5.5000	06/25/35	330,247
708,702	Alternative Loan Trust 2005-11CB 2A6		5.5000	06/25/25	577,731
113,178	Alternative Loan Trust 2005-28CB 3A5		6.0000	08/25/35	55,063
133,823	Alternative Loan Trust 2005-3CB 1A4		5.2500	03/25/35	113,215
243,513	Alternative Loan Trust 2005-3CB 2A1		5.0000	03/25/35	224,456
2,452,177	Alternative Loan Trust 2005-43 4A3(c)		3.1730	10/25/35	2,006,563
910,360	Alternative Loan Trust 2005-46CB A14		5.5000	10/25/35	656,949
1,696,060	Alternative Loan Trust 2005-64CB 1A15		5.5000	12/25/35	1,492,320
691,407	Alternative Loan Trust 2005-64CB 1A3		6.0000	12/25/35	614,961
449,191	Alternative Loan Trust 2005-65CB 1A13		6.0000	01/25/36	322,031
1,977,442	Alternative Loan Trust 2005-69 A1(a)	12MTA + 1.000%	3.0480	12/25/35	1,723,541
1,646,592	Alternative Loan Trust 2005-84 2A1(c)		2.9250	02/25/36	1,449,997
567,570	Alternative Loan Trust 2005-86CB A4		5.5000	02/25/36	363,823
418,606	Alternative Loan Trust 2005-J1 1A8		5.5000	02/25/35	402,435
1,357,819	Alternative Loan Trust 2005-J12 1A5(d)		5.9150	11/25/35	722,445
826,516	Alternative Loan Trust 2005-J13 2A4		5.5000	11/25/35	592,330
2,648,972	Alternative Loan Trust 2006-16CB A5		6.0000	06/25/36	1,587,213
5,386,356	Alternative Loan Trust 2006-20CB A5(a),(e)	US0001M + 7.150%	2.7610	07/25/36	847,145
6,234,053	Alternative Loan Trust 2006-20CB A7(a),(e)	US0001M + 5.500%	1.1110	07/25/36	582,209
816,936	Alternative Loan Trust 2006-23CB 1A6		6.0000	08/25/36	762,608
425,662	Alternative Loan Trust 2006-28CB A3		6.5000	10/25/36	242,446
1,439,014	Alternative Loan Trust 2006-29T1 2A5		6.0000	10/25/36	889,388
557,455	Alternative Loan Trust 2006-29T1 2A7		6.5000	10/25/36	364,663
1,015,179	Alternative Loan Trust 2006-32CB A9		6.0000	11/25/36	609,682
502,645	Alternative Loan Trust 2006-42 1A5		6.0000	01/25/47	304,203
1,657,628	Alternative Loan Trust 2006-45T1 2A5		6.0000	02/25/37	939,224
171,505	Alternative Loan Trust 2006-4CB 2A3		5.5000	04/25/36	134,345
1,131,534	Alternative Loan Trust 2006-4CB 2A6		5.5000	04/25/36	886,368
1,828,153	Alternative Loan Trust 2006-9T1 A7		6.0000	05/25/36	840,406
286,302	Alternative Loan Trust 2006-J3 4A2		5.7500	05/25/26	267,065
1,678,930	Alternative Loan Trust 2006-J4 2A2		6.0000	07/25/36	1,068,982
668,213	Alternative Loan Trust 2007-12T1 A3		6.0000	06/25/37	333,166
1,985,395	Alternative Loan Trust 2007-23CB A5		6.5000	09/25/37	1,194,710

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
7,500,000	American Home Mortgage Investment Trust 2004-4 6A2(d)		4.2000	02/25/45	$6,790,032
3,244,443	Angel Oak Mortgage Trust 2021-1(b),(c)		0.9090	01/25/66	2,668,529
220,831	Banc of America Alternative Loan Trust 2006-4 3CB4		6.0000	05/25/46	188,924
271,254	Banc of America Alternative Loan Trust 2006-5 CB13		6.0000	06/25/46	236,052
490,153	Banc of America Alternative Loan Trust 2006-6 2A10		6.0000	07/25/46	394,373
353,407	Banc of America Alternative Loan Trust 2006-6 2A8		6.0000	07/25/46	284,348
5,538	Banc of America Funding 2004-3 1A11		5.5000	10/25/34	5,229
139,873	Banc of America Funding 2005-5 1A10		5.5000	09/25/35	134,050
248,560	Banc of America Funding 2005-H 1A1(c)		4.1200	11/20/35	232,195
44,576	Banc of America Funding 2006-J 2A3(c)		3.7750	01/20/47	37,751
418,129	Banc of America Funding 2006-J 4A1(c)		4.2730	01/20/47	382,477
63,746	Banc of America Funding 2006-5 4A8		6.0000	09/25/36	51,736
446,672	Banc of America Funding 2006-H 2A2(c)		3.8930	09/20/46	378,263
150,151	Banc of America Funding 2007-A 2A2(a)	US0001M + 0.420%	4.7730	02/20/47	127,084
428,173	Banc of America Funding 2009-R9 3A3(b),(c)		3.5400	11/25/56	300,603
344,161	Banc of America Funding 2010-R8 1A4(b)		5.7500	05/26/36	238,425
111,545	Banc of America Mortgage 2005-A 1A1(c)		2.5700	02/25/35	95,146
63,401	Banc of America Mortgage 2005-A 2A1(c)		2.5420	02/25/35	60,545
13,693	Banc of America Mortgage 2005-G 4A2(c)		3.7640	08/25/35	12,045
592,278	Banc of America Mortgage 2006-A 2A1(c)		2.8420	02/25/36	529,023
2,186,486	Banc of America Mortgage 2007-2 A1(a)	US0001M + 0.350%	4.7390	05/25/37	1,605,528
615,825	Banc of America Mortgage 2007-2 A3		6.0000	05/25/37	472,296
208,199	Banc of America Mortgage 2007-2 A6		5.7500	05/25/37	157,878
873,049	Bear Stearns ALT-A Trust 2005-4 23A2(c)		3.1030	05/25/35	813,134
534,645	Bear Stearns ALT-A Trust 2005-5 24A1(c)		3.6780	07/25/35	457,218
2,079,980	Bear Stearns ALT-A Trust 2006-6 32A1(c)		3.5800	11/25/36	1,114,010
93,264	Bear Stearns ARM Trust 2004-7 1A1(c)		2.6250	10/25/34	78,968
85,250	Bear Stearns ARM Trust 2005-12 13A1(c)		3.9370	02/25/36	63,833
65,847	Bear Stearns ARM Trust 2006-2 3A2(c)		3.4360	07/25/36	57,702
252,177	Bear Stearns ARM Trust 2006-4 2A1(c)		3.5180	10/25/36	222,983
193,855	Bear Stearns Asset Backed Securities I Trust 2006-AC3 1A1(a)	US0001M + 0.400%	4.7890	05/25/36	66,741
421,985	BRAVO Residential Funding Trust 2021-NQM2(b),(c)		1.2800	03/25/60	397,568
982,746	Cascade MH Asset Trust 2022-MH1 A(b),(d)		4.2500	08/25/54	864,136
189,761	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	178,409

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
471,126	Chase Mortgage Finance Trust Series 2006-S2 1A19		6.2500	10/25/36	$208,496
318,308	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	145,118
631,365	Chase Mortgage Finance Trust Series 2006-S4 A5		6.0000	12/25/36	309,993
213,401	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	130,241
99,857	ChaseFlex Trust Series 2006-1 A4(c)		6.3000	06/25/36	83,408
108,688	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1A A2(a),(b)	US0001M + 0.330%	4.7190	01/25/35	101,082
663,036	CHL Mortgage Pass-Through Trust 2003-46 6A1(c)		4.7510	01/19/34	615,028
86,668	CHL Mortgage Pass-Through Trust 2003-56 M(c)		5.9090	12/25/33	86,868
392,206	CHL Mortgage Pass-Through Trust 2004-5 2A9		5.2500	05/25/34	376,926
649,370	CHL Mortgage Pass-Through Trust 2004-HYB6 A3(c)		3.8660	11/20/34	600,247
299,742	CHL Mortgage Pass-Through Trust 2005-18 A1		5.5000	10/25/35	176,464
999,809	CHL Mortgage Pass-Through Trust 2005-21 A2		5.5000	10/25/35	616,630
288,004	CHL Mortgage Pass-Through Trust 2005-24 A36		5.5000	11/25/35	164,933
84,920	CHL Mortgage Pass-Through Trust 2005-HYB2 1A4(c)		3.3990	05/20/35	79,105
532,581	CHL Mortgage Pass-Through Trust 2005-HYB9 5A1(a)	US0012M + 1.750%	6.5370	02/20/36	482,932
952,916	CHL Mortgage Pass-Through Trust 2006-12 A1		6.0000	07/25/36	543,561
3,100,998	CHL Mortgage Pass-Through Trust 2006-17 A6		6.0000	12/25/36	1,423,825
412,516	CHL Mortgage Pass-Through Trust 2006-HYB2 1A1(c)		3.5480	04/20/36	334,527
114,750	CHL Mortgage Pass-Through Trust 2006-J4 A3		6.2500	09/25/36	44,937
830,718	CHL Mortgage Pass-Through Trust 2007-17 3A1		6.7500	10/25/37	253,448
323,376	CHL Mortgage Pass-Through Trust 2007-8 1A4		6.0000	01/25/38	156,399
766,860	CHL Mortgage Pass-Through Trust 2007-HY3 4A1(c)		3.6430	06/25/47	744,131
298,995	CHL Mortgage Pass-Through Trust 2007-J2 1A1		6.0000	07/25/37	255,409
166,873	CHL Mortgage Pass-Through Trust 2007-J2 2A5		6.0000	07/25/37	70,154
720,049	Citicorp Mortgage Securities Trust Series 2006-3 1A10		6.2500	06/25/36	637,418
380,903	Citicorp Mortgage Securities Trust Series 2007-7 1A2		6.0000	08/25/37	374,171
4,888,089	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	4,471,616
159,603	Citigroup Mortgage Loan Trust 2005-3 2A4(c)		3.7720	08/25/35	134,128
395,479	Citigroup Mortgage Loan Trust 2006-AR5 2A4A(c)		3.1990	07/25/36	418,226
333,273	Citigroup Mortgage Loan Trust 2007-6 1A1A(c)		2.5110	03/25/37	275,845
37,264	Citigroup Mortgage Loan Trust 2009-6 8A2(b),(c)		6.0000	01/25/23	37,724
337,914	Citigroup Mortgage Loan Trust 2004-1 1A1(a),(b)	US0001M + 0.350%	4.7390	02/25/31	327,136
776,902	Citigroup Mortgage Loan Trust 2005-5 3A2A(c)		3.4230	10/25/35	467,206
3,116,994	Citigroup Mortgage Loan Trust 2007-AR7 A3A(c)		2.9690	05/25/47	2,688,901
546,323	CitiMortgage Alternative Loan Trust Series 2007-A1 1A3		6.0000	01/25/37	483,100

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
1,113,393	CitiMortgage Alternative Loan Trust Series 2007-A1 1A5		6.0000	01/25/37	$984,545
140,338	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	125,397
344,663	COLT 2020-3 Mortgage Loan Trust(b),(c)		2.3800	04/27/65	324,241
546,048	Credit Suisse First Boston Mortgage Securities 2003-8 3A4		5.5000	04/25/33	523,918
193,435	Credit Suisse First Boston Mortgage Securities 2003-AR28 6M3(a)	US0001M + 2.750%	7.1390	12/25/33	198,122
294,334	Credit Suisse First Boston Mortgage Securities 2005-11 8A4		6.0000	12/25/35	229,078
697,799	Credit Suisse First Boston Mortgage Securities 2005-12 1A1		6.5000	01/25/36	178,846
389,076	Credit Suisse First Boston Mortgage Securities 2005-5 6A3		5.0000	07/25/35	371,288
2,778,561	Credit Suisse First Boston Mortgage Securities 2005-8 2A1		6.0000	09/25/35	1,050,151
33,192	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	30,842
9,101	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 7A3(c)		2.7660	06/25/34	9,042
1,362,620	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 3A3		5.5000	11/25/35	780,259
220,569	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	107,265
4,842,627	CSMC Mortgage-Backed Trust 2006-3 5A7		6.0000	04/25/36	1,402,514
1,864,435	CSMC Mortgage-Backed Trust 2006-5 3A1		6.5000	06/25/36	425,448
1,570,769	CSMC Mortgage-Backed Trust 2006-5 3A3		6.5000	06/25/36	358,436
664,451	CSMC Mortgage-Backed Trust 2006-5 3A4		6.5000	06/25/36	151,622
1,693,274	CSMC Mortgage-Backed Trust 2006-5 3A6		6.2500	06/25/36	391,135
3,002,923	CSMC Mortgage-Backed Trust 2006-7 9A5		6.5000	08/25/36	617,294
5,578,217	CSMC Mortgage-Backed Trust 2006-9 4A1		6.0000	11/25/36	3,622,957
34,193	CSMC Mortgage-Backed Trust 2007-5 8A2		6.0000	10/25/24	32,204
3,475,397	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(a)	US0001M + 0.110%	4.4990	08/25/37	3,039,464
573,653	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4 3AR1(c)		4.1300	06/25/34	543,783
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-2 M1(d)		5.5900	01/25/34	93,256
497,581	DSLA Mortgage Loan Trust 2004-AR2 A2B(a)	US0001M + 0.800%	5.1390	11/19/44	456,586
2,066,100	Ellington Financial Mortgage Trust 2021-2(b),(c)		0.9310	06/25/66	1,602,516
59,055	First Horizon Alternative Mortgage Securities 2004-AA3 A1(c)		3.7670	09/25/34	53,334
9,633	First Horizon Alternative Mortgage Securities 2005-AA6 2A1(c)		3.9350	08/25/35	7,649
27,106	First Horizon Mortgage Pass-Through Trust 2000-H 2B1(c)		3.7350	05/25/30	26,444

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
245,378	First Horizon Mortgage Pass-Through Trust 2007-AR3 2A2(c)		4.2820	11/25/37	$211,504
424,726	Flagstar Mortgage Trust 2017-1 1A7(b),(c)		3.5000	03/25/47	379,733
973,600	GCAT Trust 2022-NQM4 A3(b),(d)		5.7300	09/25/67	934,710
48,581	GMACM Mortgage Loan Trust 2005-AR1 4A(c)		0.0001	03/18/35	47,095
372,402	GMACM Mortgage Loan Trust 2006-J1 A2		5.7500	04/25/36	316,416
107,563	GSMPS Mortgage Loan Trust 1998-5 A(b),(c)		7.5000	06/19/27	102,770
196,504	GSMPS Mortgage Loan Trust 1999-2 A(b),(c)		8.0000	09/19/27	191,252
178,722	GSR Mortgage Loan Trust 2003-5F 2A1		4.0000	08/25/32	168,275
47,368	GSR Mortgage Loan Trust 2004-14 3A2(c)		4.0430	12/25/34	42,456
47,413	GSR Mortgage Loan Trust 2004-2F 6A1		7.0000	01/25/34	47,660
45,394	GSR Mortgage Loan Trust 2004-6F 1A2		5.0000	05/25/34	43,014
485,354	GSR Mortgage Loan Trust 2005-3F 1A3		5.5000	03/25/35	432,762
112,739	GSR Mortgage Loan Trust 2005-AR4 4A1(c)		3.3750	07/25/35	106,561
437,791	GSR Mortgage Loan Trust 2006-2F 2A1		5.7500	02/25/36	385,669
276,465	GSR Mortgage Loan Trust 2006-3F 2A7		5.7500	03/25/36	251,409
516,885	GSR Mortgage Loan Trust 2006-9F 4A1		6.5000	10/25/36	246,488
123,738	GSR Mortgage Loan Trust 2006-AR1 2A1(c)		3.3680	01/25/36	118,988
264,694	GSR Mortgage Loan Trust 2007-1F 3A1		6.0000	01/25/37	181,271
123,661	HomeBanc Mortgage Trust 2004-2 A1(a)	US0001M + 0.740%	5.1290	12/25/34	114,488
473,202	HSI Asset Loan Obligation Trust 2007-2 3A6		6.0000	09/25/37	170,160
1,190,528	Impac CMB Trust Series 2004-10 1A1(a)	US0001M + 0.640%	5.0290	03/25/35	1,080,633
162,497	Impac CMB Trust Series 2004-10 4A1(a)	US0001M + 0.740%	5.1290	03/25/35	147,717
293,859	Impac CMB Trust Series 2004-9 1A2(a)	US0001M + 0.880%	5.2690	01/25/35	266,432
771,136	Impac CMB Trust Series 2004-9 M2(a)	US0001M + 0.975%	5.3640	01/25/35	704,820
1,181,814	Impac CMB Trust Series 2005-1 M2(a)	US0001M + 0.750%	5.1390	04/25/35	1,077,751
458,141	Impac CMB Trust Series 2005-4 1M2(a)	US0001M + 0.460%	5.0790	05/25/35	414,269
296,412	Impac CMB Trust Series 2005-5 M1(a)	US0001M + 0.510%	5.1540	08/25/35	264,335
1,914,329	Imperial Fund Mortgage Trust 2022-NQM5 A3(b),(d)		6.2500	08/25/67	1,885,256
2,059,058	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4		6.0000	07/25/37	1,533,601
573,195	IndyMac INDA Mortgage Loan Trust 2006-AR1 A3(c)		3.3760	08/25/36	453,110
1,088,763	IndyMac INDX Mortgage Loan Trust 2004-AR2 AX2(c)		3.1480	06/25/34	856,462
157,459	IndyMac INDX Mortgage Loan Trust 2005-AR3 3A1(c)		2.7610	04/25/35	147,838
129,076	IndyMac INDX Mortgage Loan Trust 2005-AR5 4A1(c)		2.8080	05/25/35	92,927
1,371,253	JP Morgan Alternative Loan Trust 2005-S1 1A6		6.5000	12/25/35	587,799
255,044	JP Morgan Alternative Loan Trust 2006-S1 1A11		6.0000	03/25/36	143,651
5,575	JP Morgan Mortgage Trust 2004-A3 2A1(c)		3.3650	07/25/34	5,308

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
477,872	JP Morgan Mortgage Trust 2004-A6 B1(c)		3.2950	12/25/34	$423,437
137,977	JP Morgan Mortgage Trust 2004-S1 1A7		5.0000	09/25/34	140,827
35,910	JP Morgan Mortgage Trust 2005-A1 4A1(c)		4.0610	02/25/35	34,272
808,992	JP Morgan Mortgage Trust 2005-A4 B1(c)		3.5400	07/25/35	725,813
149,478	JP Morgan Mortgage Trust 2005-A6 1A2(c)		4.1090	09/25/35	137,633
981,507	JP Morgan Mortgage Trust 2005-S3 1A1		6.5000	01/25/36	535,238
1,243,716	JP Morgan Mortgage Trust 2006-A2 2A1(c)		3.0260	04/25/36	1,063,937
32,831	JP Morgan Mortgage Trust 2006-A2 2A2(c)		3.0260	04/25/36	28,375
313,903	JP Morgan Mortgage Trust 2007-A1 5A4(c)		3.3460	07/25/35	294,602
462,763	JP Morgan Mortgage Trust 2007-A3 1A1(c)		3.3180	05/25/37	400,496
223,818	JP Morgan Mortgage Trust 2007-S1 2A10		6.0000	03/25/37	101,145
263,313	JP Morgan Mortgage Trust 2016-1 A7(b),(c)		3.5000	05/25/46	235,324
11,318	Lehman Mortgage Trust 2007-9 1A1		6.0000	10/25/37	14,928
10,869	MASTR Adjustable Rate Mortgages Trust 2003-5 4A1(c)		2.0190	11/25/33	9,634
27,808	MASTR Adjustable Rate Mortgages Trust 2004-4 4A1(c)		3.1820	05/25/34	25,963
496,163	MASTR Adjustable Rate Mortgages Trust 2005-2 3A1(c)		2.9270	03/25/35	450,834
195,315	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1(c)		2.8680	04/25/36	179,910
7,109	MASTR Alternative Loan Trust 2004-5 1A1		5.5000	06/25/34	6,843
86,451	MASTR Alternative Loan Trust 2005-3 2A1		6.0000	03/25/35	77,751
197,312	MASTR Alternative Loan Trust 2005-5 2A3		5.5000	07/25/25	185,269
109,392	MASTR Alternative Loan Trust 2005-6 3A1		5.5000	12/25/35	77,108
801,293	MASTR Asset Securitization Trust 2004-3 4A10		5.5000	03/25/34	722,129
351	MASTR Asset Securitization Trust 2005-1 1A1(f)		5.0000	05/25/20	158
794,879	MASTR Reperforming Loan Trust 2005-1 1A5(b)		8.0000	08/25/34	670,710
7,322,321	MASTR Reperforming Loan Trust 2006-2 1A1(b),(c)		4.0450	05/25/36	5,876,787
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(a)	US0001M + 0.600%	4.9890	03/25/37	30,895
10,217	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3 M1(c)		2.8750	09/25/32	9,764
284,205	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		6.2500	10/25/36	137,724
1,039,162	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-B B1(a)	US0001M + 1.125%	5.5140	04/25/28	889,757
196,409	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1 1A(c)		2.1580	12/25/34	188,486
70,943	Morgan Stanley Mortgage Loan Trust 2004-5AR 1A1(c)		2.9630	07/25/34	69,706
1,000,000	Morgan Stanley Mortgage Loan Trust 2005-6AR 1B3(a)	US0001M + 2.025%	6.4140	11/25/35	922,384
290,672	Morgan Stanley Mortgage Loan Trust 2006-2 2A4		5.7500	02/25/36	257,058

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
915,020	Morgan Stanley Mortgage Loan Trust 2006-2 6A		6.5000	02/25/36	$459,574
656,838	Morgan Stanley Mortgage Loan Trust 2006-7 4A7		6.0000	06/25/36	366,997
575,593	Morgan Stanley Mortgage Loan Trust 2006-8AR 3A(c)		4.0570	06/25/36	436,594
306,472	MortgageIT Trust 2004-2 B1(a)	US0001M + 1.800%	6.1890	12/25/34	292,675
6,766	MortgageIT Trust 2005-1 Series 2005-1 2M1(a)	US0001M + 1.250%	5.3700	02/25/35	6,453
1,027,861	NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3 A1(b)		6.5000	02/25/35	910,059
1,701,741	New Century Alternative Mortgage Loan Trust 2006-ALT1 AF2(c)		5.9090	07/25/36	404,705
2,208,000	New Century Alternative Mortgage Loan Trust 2006-ALT2 AF6B(d)		4.6400	10/25/36	132,397
479,880	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2 A5(d)		6.0000	07/25/34	418,883
1,252,589	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(c)		5.3180	08/25/35	642,730
594,815	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(a)	US0001M + 0.580%	4.9690	08/25/35	295,869
999,432	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5 2A1(c)		3.0800	10/25/35	609,308
11,352,059	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(a)	US0001M + 0.400%	0.9790	04/25/36	2,956,980
2,103,343	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-3 A1(a)	US0001M + 0.260%	4.6490	07/25/37	2,133,484
452,568	OBX 2021-NQM1 Trust 2021-NQM1 A1(b),(c)		1.0720	02/25/66	370,509
720,226	OBX 2022-NQM7 Trust 2022-NQM7 A3(b),(d)		5.7000	08/25/62	694,465
345,468	PHH Alternative Mortgage Trust Series 2007-2		6.0000	05/25/37	289,950
129,972	Prime Mortgage Trust 2004-1 Series 2004-1 1A6		5.2500	08/25/34	120,705
859,423	Prime Mortgage Trust 2007-1 Series 2007-1 A2		6.0000	03/25/37	711,004
316,962	RALI Trust Series 2005-QO1 A2(a)	12MTA + 1.500%	3.1890	08/25/35	259,444
3,752,667	RALI Trust Series 2006-QO2 A2(a)	US0001M + 0.540%	4.9290	02/25/46	836,425
2,563,837	RALI Trust Series 2006-QO3 A2(a)	US0001M + 0.520%	4.9090	04/25/46	782,823
83,059	RALI Trust Series 2006-QS17 A4		6.0000	12/25/36	65,790
1,339,504	RALI Trust Series 2006-QS5 A6		6.0000	05/25/36	1,074,730
556,694	RAMP Trust Series 2004-SL1 A8		6.5000	11/25/31	498,292
295,030	Residential Asset Securitization Trust 2004-A7 A2		5.5000	10/25/34	269,774
6,382,135	Residential Asset Securitization Trust 2005-A11 2A1		4.8500	10/25/35	2,877,315
127,222	Residential Asset Securitization Trust 2005-A4 A1(a)	US0001M + 0.450%	4.8390	04/25/35	71,602
485,425	Residential Asset Securitization Trust 2006-A1 1A1		6.0000	04/25/36	237,945
894,783	Residential Asset Securitization Trust 2006-A13 A1		6.2500	12/25/36	341,388
741,286	Residential Asset Securitization Trust 2006-A6 1A1		6.5000	07/25/36	231,391

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
3,674,618	Residential Asset Securitization Trust 2006-A6 1A13		6.0000	07/25/36	$1,091,750
2,838,068	Residential Asset Securitization Trust 2006-A6 1A14		6.0000	07/25/36	843,205
600,078	Residential Asset Securitization Trust 2006-A8 2A2		6.7500	08/25/36	202,741
4,293,340	Residential Asset Securitization Trust 2007-A1 A9		5.7500	03/25/37	1,424,402
1,257,809	Residential Asset Securitization Trust 2007-A5 2A5		6.0000	05/25/37	732,356
361,374	Residential Asset Securitization Trust 2007-A7 A6		6.0000	07/25/37	146,384
213,523	Residential Asset Securitization Trust 2007-A8 1A2		6.0000	08/25/37	128,466
2,377,945	Residential Asset Securitization Trust 2007-A8 3A1(c)		6.2280	08/25/37	1,456,741
1,346,675	Residential Asset Securitization Trust 2007-A9 A3		6.2500	09/25/37	543,768
1,507,344	Residential Asset Securitization Trust 2007-A9 A7		6.2500	09/25/37	608,644
1,959,564	Residential Mortgage Loan Trust 2020-1 A1(b),(c)		2.3760	02/25/24	1,874,237
50,529	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	40,735
1,621,945	RFMSI Trust Series 2006-SA4 2A1(c)		5.1580	11/25/36	1,343,756
1,334,920	RFMSI Trust Series 2007-S1 A4		6.0000	01/25/37	1,069,171
672,488	RFMSI Trust Series 2007-S1 A5		6.0000	01/25/37	538,614
197,692	RFMSI Trust Series 2007-S6 1A16		6.0000	06/25/37	147,547
405,417	STARM Mortgage Loan Trust 2007-2 3A3(c)		2.2780	04/25/37	245,772
254,574	Starwood Mortgage Residential Trust 2021-2(b),(c)		1.4310	05/25/65	236,765
181,698	Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1(c)		2.6270	11/25/34	156,319
214,920	Structured Adjustable Rate Mortgage Loan Trust 2004-19 1A2(c)		2.7170	01/25/35	201,737
166,190	Structured Adjustable Rate Mortgage Loan Trust 2005-7 3A1(c)		3.9530	04/25/35	159,153
207,217	Structured Asset Mortgage Investments II Trust 2007-AR3 2A1(a)	US0001M + 0.190%	4.5790	09/25/47	180,790
1,664,808	Structured Asset Securities Corporation 1998-RF1 A(b),(c)		4.0420	04/15/27	1,662,774
1,180,033	SunTrust Alternative Loan Trust 2006-1F 2A		6.5000	04/25/36	506,336
20,785,000	TBW Mortgage-Backed Trust 2006-5 A4(d)		1.7660	11/25/36	3,190,797
609,824	TBW Mortgage-Backed Trust 2006-6 A2A(a)	US0001M + 0.360%	4.7490	01/25/37	161,079
881,442	TBW Mortgage-Backed Trust 2006-6 A3(d)		6.2500	01/25/37	263,478
1,963,000	TBW Mortgage-Backed Trust 2007-2 A2B(c)		5.9100	07/25/37	131,327
1,525,000	TBW Mortgage-Backed Trust 2007-2 A3B(c)		6.0430	07/25/37	99,983
3,295,120	TBW Mortgage-Backed Trust 2007-2 A6B(d)		1.7410	07/25/37	217,248
164,504	TBW Mortgage-Backed Trust 2006-2 3A1		5.5000	07/25/36	15,605
4,633,297	TBW Mortgage-Backed Trust 2006-3 3A		3.1060	07/25/36	1,216,448
5,707,298	Thornburg Mortgage Securities Trust 2006-3 A1(c)		2.7150	06/25/46	3,879,838

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 33.8% (Continued)
11,489	Thornburg Mortgage Securities Trust 2006-4 A2B(c)		3.6530	07/25/36	$9,495
2,085,042	Thornburg Mortgage Securities Trust 2007-2 A2A(a)	US0012M + 1.250%	6.6660	06/25/37	1,868,469
328,940	Thornburg Mortgage Securities Trust 2007-3 3A1(a)	US0012M + 1.250%	6.6660	06/25/47	270,624
959,638	Verus Securitization Trust 2022-7 A3(b),(c)		5.3500	07/25/67	917,581
239,783	Verus Securitization Trust 2022-8(b),(d)		6.1270	10/25/67	235,942
79,940	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 2B1(c)		4.1700	09/25/33	69,086
26,666	WaMu Mortgage Pass-Through Certificates Series 2004-CB2 1A		5.0000	07/25/34	25,901
217,054	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A3(c)		2.8220	12/25/35	195,449
75,459	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(c)		3.1860	01/25/36	66,593
753,553	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1(c)		2.9290	03/25/37	588,366
686,578	WaMu Mortgage Pass-Through Certificates Series 2006-2 1A4(a)	US0001M + 0.700%	5.0890	03/25/36	627,601
1,186,610	WaMu Mortgage Pass-Through Certificates Series 2006-7 A1A(d)		4.0510	09/25/36	348,121
342,660	WaMu Mortgage Pass-Through Certificates Series 2005-10 2A9		6.0000	11/25/35	320,372
224,057	WaMu Mortgage Pass-Through Certificates Series 2005-4 CB11		5.5000	06/25/35	202,714
237,421	WaMu Mortgage Pass-Through Certificates Series 2007-4 1A1		5.5000	06/25/37	216,844
40,163	Wells Fargo Alternative Loan Trust Series 2007-PA2 2A1(a)	US0001M + 0.430%	4.8190	06/25/37	32,543
3,676,692	Wells Fargo Alternative Loan Trust Series 2007-PA3 3A6		6.5000	07/25/37	3,127,744
261,516	Wells Fargo Mortgage Backed Securities Trust Series 2006-7 2A1		6.0000	06/25/36	217,454
1,493,374	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR5 1A1(c)		2.8020	04/25/36	1,405,662
					166,701,770
	HOME EQUITY — 14.3%
102,846	ABFC 2003-AHL1 Trust A1 Series 2003-AHL1 A1(d)		4.1840	03/25/33	99,187
2,247	ABFC 2003-AHL1 Trust M1 Series 2003-AHL1 M1(a)	US0001M + 1.275%	5.6640	03/25/33	2,160
1,955,532	ABFC 2004-OPT4 Trust Series 2004-OPT4 M2(a)	US0001M + 1.770%	6.1590	12/25/33	1,821,875
1,878,782	ABFC 2006-HE1 Trust Series 2006-HE1 A2D(a)	US0001M + 0.220%	4.6090	01/25/37	1,117,995
7,724,539	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5 A2C(a)	US0001M + 0.360%	4.7490	07/25/37	3,161,091
75,432	AFC Home Equity Loan Trust 1998-1 1A1(a)	US0001M + 0.660%	5.0490	04/25/28	74,833
317,431	AFC Home Equity Loan Trust 1998-2 2A(a)	US0001M + 0.550%	4.5660	06/25/28	306,471
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Series 2002-AR1 M2(a)	US0001M + 1.950%	3.5740	09/25/32	63,121
167,056	Amresco Residential Securities Corp Mortgage Loan Trust 1997-3 M2F(c)		5.1310	09/25/27	149,599

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	HOME EQUITY — 14.3% (Continued)
583,766	Bayview Financial Acquisition Trust 2007-A 2A(a)	US0001M + 0.525%	4.9140	05/28/37	$517,171
1,121,967	Bayview Financial Mortgage Pass-Through Trust 2004-B A1(a),(b)	US0001M + 1.000%	5.3890	05/28/39	883,195
1,500,000	Bayview Financial Mortgage Pass-Through Trust 2005-C M4(a)	US0001M + 1.200%	5.1890	06/28/44	1,470,902
2,967,985	Bayview Financial Mortgage Pass-Through Trust 2007-B 2A3(a)	US0001M + 1.275%	5.6640	08/28/47	996,573
971,900	Bayview Financial Mortgage Pass-Through Trust 2007-B 2A4(a)	US0001M + 1.050%	5.4390	08/28/47	326,351
334,034	Bear Stearns Asset Backed Securities I Trust 2004-FR2 M5(a)	US0001M + 2.625%	4.8030	06/25/34	294,338
214,443	Bear Stearns Asset Backed Securities I Trust 2004-FR3 M2(a)	US0001M + 1.755%	4.8890	09/25/34	209,722
412,395	Bear Stearns Asset Backed Securities I Trust 2004-FR3 M5(a)	US0001M + 2.850%	4.8890	09/25/34	361,227
777,630	Bear Stearns Asset Backed Securities I Trust 2004-HE6 M2(a)	US0001M + 1.875%	5.0320	08/25/34	768,587
164,808	Bear Stearns Asset Backed Securities I Trust 2004-HE7 M1(a)	US0001M + 0.900%	5.2890	08/25/34	157,060
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7 M5(a)	US0001M + 2.925%	7.3140	08/25/34	102,522
915,923	Bear Stearns Asset Backed Securities Trust 2004-2 M2(a)	US0001M + 2.850%	6.8660	08/25/34	897,452
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3 M5(a)	US0001M + 2.775%	4.9110	04/25/34	413,859
10,580	Centex Home Equity Loan Trust 2002-A AF6		5.5400	01/25/32	10,363
309,749	Centex Home Equity Loan Trust 2004-C M3(a)	US0001M + 1.005%	4.1180	06/25/34	289,498
180,852	CHEC Loan Trust 2004-2 M1(a)	US0001M + 0.960%	5.3490	06/25/34	176,274
4,725,000	Credit Suisse Seasoned Loan Trust 2006-1 M1(a),(b)	US0001M + 0.825%	5.2140	10/25/34	4,501,549
588,061	CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A(a)	US0001M + 0.140%	4.4580	01/15/37	542,422
430,338	Delta Funding Home Equity Loan Trust 1998-1 B1A(a)	US0001M + 1.890%	6.2790	05/25/30	420,213
685,744	Delta Funding Home Equity Loan Trust 1999-3 A1A(a)	US0001M + 0.820%	5.1380	09/15/29	638,074
739,754	EMC Mortgage Loan Trust 2001-A A(a),(b)	US0001M + 0.740%	5.1290	05/25/40	693,214
4,245,000	EMC Mortgage Loan Trust 2004-B M2(a),(b)	US0001M + 3.375%	7.7640	01/25/41	3,737,161
116,651	GE Mortgage Services, LLC 1998-HE2 A6(c)		6.6450	09/25/28	110,891
481,824	GSAA Home Equity Trust 2005-12 AF3(c)		5.0690	09/25/35	325,846
147,967	GSAA Home Equity Trust 2005-3 B2(a)	US0001M + 1.950%	6.3390	12/25/34	138,391
1,623,849	GSAA Home Equity Trust 2006-15 AF6(d)		6.3760	09/25/36	465,863
2,076,558	GSAA Home Equity Trust 2006-18 AF3B(c)		5.8220	11/25/36	122,116
1,427,020	GSAA Home Equity Trust 2006-18 AF4B(d)		6.5220	11/25/36	83,086
1,655,000	GSAA Home Equity Trust 2006-18 AF5B(d)		6.5900	11/25/36	96,266
11,286,673	GSAA Home Equity Trust 2006-3 A4(a)	US0001M + 0.700%	1.1440	03/25/36	1,089,903
202,673	GSAA Home Equity Trust 2006-6 AF4(d)		6.6210	03/25/36	61,589

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	HOME EQUITY — 14.3% (Continued)
3,088,697	GSR Mortgage Loan Trust 2005-AR3 6A1(c)		3.1700	05/25/35	$2,581,705
250,593	Home Equity Asset Trust 2003-1 M1(a)	US0001M + 1.500%	5.8890	06/25/33	245,350
44,563	Home Equity Asset Trust 2003-3 M2(a)	US0001M + 2.370%	6.7590	08/25/33	42,473
2,769,518	Home Equity Asset Trust 2004-5 M6(a)	US0001M + 1.950%	6.3390	11/25/34	2,661,888
735,695	Home Equity Asset Trust 2004-8 M5(a)	US0001M + 1.600%	5.9890	03/25/35	680,654
3,972,085	Home Equity Loan Trust 2006-HSA2 AI3(c)		4.7510	03/25/36	235,561
113,886	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A AV2(a)	US0001M + 0.860%	4.1270	10/25/33	112,645
313,129	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M3(a)	US0001M + 0.975%	4.0690	03/25/35	268,967
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7(a)	US0001M + 2.625%	4.0690	03/25/35	152,849
33,427	Irwin Home Equity Loan Trust 2004-1 2004-1 2B1(a)	US0001M + 3.075%	7.4640	12/25/34	33,004
952,123	Mastr Asset Backed Securities Trust 2003-OPT2 M4(a)	US0001M + 5.775%	10.1640	05/25/33	764,129
106,958	Mastr Asset Backed Securities Trust 2005-WMC1 M4(a)	US0001M + 0.945%	5.3340	03/25/35	108,603
5,444,709	Mastr Asset Backed Securities Trust 2006-WMC2 A5(a)	US0001M + 0.500%	4.8890	04/25/36	1,462,262
397,331	Meritage Mortgage Loan Trust 2004-1 M1(a)	US0001M + 0.750%	5.1390	07/25/34	380,302
664,986	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(a)	US0001M + 2.250%	6.6390	04/25/35	588,838
513,417	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(a)	US0001M + 0.330%	4.7190	03/25/37	196,359
58,606	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE1 B1(a)	US0001M + 2.625%	7.0140	01/25/34	56,950
378,584	Morgan Stanley A.B.S Capital I Inc Trust 2004-SD2 M1(a)	US0001M + 0.930%	5.3190	04/25/34	372,961
174,206	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE5 A2C(a)	US0001M + 0.250%	0.6720	03/25/37	75,084
2,136,266	Morgan Stanley Mortgage Loan Trust 2006-17XS A2B(d)		1.2980	10/25/46	107,165
5,243,857	Morgan Stanley Mortgage Loan Trust 2006-17XS A3B(d)		1.2980	10/25/46	263,033
7,146,801	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A4(a)	US0001M + 0.640%	5.0290	04/25/37	291,880
4,580,762	Morgan Stanley Mortgage Loan Trust 2007-7AX 2A6(a)	US0001M + 0.640%	5.0290	04/25/37	187,081
526,736	New Century Home Equity Loan Trust 2003-A M1(a),(b)	US0001M + 1.125%	3.4220	10/25/33	514,321
845,284	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(a)	US0001M + 0.330%	4.7190	10/25/36	191,451
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(a)	US0001M + 1.425%	5.8140	05/25/33	321,252
792,766	NovaStar Mortgage Funding Trust Series 2004-1 M3(a)	US0001M + 0.825%	5.2140	06/25/34	777,420
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(a)	US0001M + 1.463%	5.8510	06/25/34	157,927

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	HOME EQUITY — 14.3% (Continued)
898,310	NovaStar Mortgage Funding Trust Series 2006-4 A2C(a)	US0001M + 0.300%	4.6890	09/25/36	$391,817
2,133,049	NovaStar Mortgage Funding Trust Series 2006-6 A2B(a)	US0001M + 0.100%	4.4890	01/25/37	760,299
699,341	Option One Mortgage Loan Trust 2007-FXD2 2A6(d)		5.6800	03/25/37	654,858
2,924,464	RAMP Series 2004-KR1 MI1 Trust MI1(a),(b)	US0001M + 0.580%	4.9690	04/25/34	2,853,705
747,374	RASC Series 2003-KS11 MII2 Trust (a)	US0001M + 1.200%	5.1270	01/25/34	730,354
497,522	RASC Series 2004-KS10 M3 Trust (a)	US0001M + 1.950%	6.3390	11/25/34	466,369
254,492	RASC Series 2004-KS10 M4 Trust (a)	US0001M + 2.475%	6.8640	11/25/34	226,086
19,817	Renaissance Home Equity Loan Trust 2002-4 M2(d)		6.5430	03/25/33	14,894
345,101	Renaissance Home Equity Loan Trust 2003-2 M1(a)	US0001M + 1.238%	3.8940	08/25/33	324,058
60,219	Renaissance Home Equity Loan Trust 2005-2 AF4(d)		4.9340	08/25/35	58,314
2,062,139	Renaissance Home Equity Loan Trust 2006-2 AF5(d)		6.2540	08/25/36	901,290
10,873,252	Renaissance Home Equity Loan Trust 2007-1 AF3(d)		4.7890	04/25/37	3,288,100
2,781,357	Renaissance Home Equity Loan Trust 2007-1 AF4(d)		4.9160	04/25/37	821,212
431,110	Renaissance Home Equity Loan Trust 2007-1 AF5(d)		5.0430	04/25/37	137,080
330,202	Renaissance Home Equity Loan Trust 2007-2 AF2(d)		5.6750	06/25/37	101,888
179,682	Renaissance Home Equity Loan Trust 2007-3 AF3(d)		7.2380	09/25/37	84,322
668,014	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000-1 BF1(c)		9.7600	02/25/30	726,952
140,675	Security National Mortgage Loan Trust 2006-1A 1A3(b),(c)		6.4500	09/25/36	138,850
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust 2005-NC2 M7(a)	US0001M + 1.050%	5.4390	05/25/35	3,101,606
1,700,011	Structured Asset Securities Corp Trust 2005-SC1 1A2(b),(c)		9.3030	05/25/31	1,371,729
31,535	Terwin Mortgage Trust 2004-7HE M1(a),(b)	US0001M + 1.275%	5.6640	07/25/34	27,673
890,238	Terwin Mortgage Trust 2005-11 2A2(b),(c)		4.5000	11/25/36	858,681
23,587,000	Terwin Mortgage Trust 2006-3 2A3(a),(b)	US0001M + 0.620%	5.0090	04/25/37	7,352,178
402,520	Terwin Mortgage Trust Series TMTS 2003-4HE M1(a)	US0001M + 1.125%	5.5140	09/25/34	397,644
3,018,137	Terwin Mortgage Trust Series TMTS 2005-6HE M6(a)	US0001M + 1.200%	5.5890	04/25/36	2,739,126
					70,059,209
	MANUFACTURED HOUSING — 0.3%
1,420,764	BCMSC Trust 1999-B A4(c)		7.3000	12/15/29	212,158
1,611,849	BCMSC Trust 2000-A A4(c)		8.2900	06/15/30	256,141
500,000	Cascade MH Asset Trust 2019-MH1 M(b),(c)		5.9850	11/01/44	463,906
783,323	UCFC Manufactured Housing Contract 1998-1 M(c)		6.9800	07/15/29	732,831
					1,665,036
	NON AGENCY CMBS — 27.1%
2,841,000	Bayview Commercial Asset Trust 2006-SP1 B1(a),(b)	US0001M + 1.650%	6.0390	04/25/36	2,724,945

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	NON AGENCY CMBS — 27.1% (Continued)
1,513,222	Bayview Commercial Asset Trust 2007-2A M1(a),(b)	US0001M + 0.370%	4.7590	07/25/37	$1,305,345
11,041,952	Bayview Commercial Asset Trust 2007-6A A4A(a),(b)	US0001M + 1.500%	5.8890	12/25/37	9,716,973
3,550,000	CG-CCRE Commercial Mortgage Trust 2014-FL1 D(a),(b)	US0001M + 2.750%	7.0680	06/15/31	2,680,250
3,100,000	Citigroup Commercial Mortgage Trust 2014-GC21 D(b),(c)		4.9410	05/10/47	2,549,294
6,357,126	Citigroup Commercial Mortgage Trust 2014-GC21 E(b),(c)		3.5880	05/10/47	5,029,616
5,000,000	Citigroup Commercial Mortgage Trust 2015-GC35 C(c)		4.4620	11/10/48	4,383,657
4,565,000	Citigroup Commercial Mortgage Trust 2015-GC35 D		3.2360	11/10/48	3,036,673
4,108,000	COMM 2013-CCRE12 Mortgage Trust 2013-CR12 C(c)		5.0370	10/10/46	2,816,403
1,550,000	COMM 2015-DC1 Mortgage Trust 2015-DC1 C(c)		4.2970	02/10/48	1,337,098
2,964,000	Commercial Mortgage Pass Through Certificates 2012-LTRT B(b)		3.8000	10/05/30	2,523,267
3,030	Credit Suisse First Boston Mortgage Securities 1998-C1 H(b)		6.0000	05/17/40	3,059
2,750,000	CSAIL 2015-C1 D Commercial Mortgage Trust 2015-C1 D(b),(c)		3.7580	04/15/50	1,861,482
4,177,000	CSAIL 2015-C2 D Commercial Mortgage Trust 2015-C2 D(c)		4.1770	06/15/57	3,017,163
6,329,374	GS Mortgage Securities Corporation II 2018-SRP5 A(a),(b)	US0001M + 1.800%	6.1180	09/15/31	5,331,571
3,880,529	GS Mortgage Securities Trust 2011-GC5 C(b),(c)		5.1540	08/10/44	2,968,129
360,000	GS Mortgage Securities Trust 2013-GC13 C(b),(c)		4.0780	07/10/46	316,829
3,327,300	GS Mortgage Securities Trust 2014-GC22 D(b),(c)		4.6860	06/10/47	2,950,680
5,726,000	GS Mortgage Securities Trust 2014-GC22 E(b)		3.5820	06/10/47	4,182,349
1,350,000	HMH Trust 2017-NSS E(b)		6.2920	07/05/31	897,750
2,798,174	JP Morgan Chase Commercial Mortgage Securities Trust 2012-WLDN A(b)		3.9100	05/05/30	2,250,568
7,005,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 C(b),(c)		5.3600	02/15/46	6,547,460
140,000	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 C(b),(c)		4.0640	12/15/47	132,824
2,486,306	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AJ(c)		6.8240	02/15/51	2,347,745
3,880,000	JPMBB Commercial Mortgage Securities Trust 2013-C14 C(c)		4.5480	08/15/46	3,645,761
1,250,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 D(c)		4.1550	11/15/48	532,661
4,056,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 D(b),(c)		4.7560	10/15/46	3,663,204
4,150,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C(c)		3.9640	02/15/46	4,015,813
3,500,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 D(b),(c)		3.0000	11/15/49	2,309,262
2,626,409	Morgan Stanley Capital I Trust 2006-HQ10 B(c)		5.4480	11/12/41	2,431,525
2,740,000	Morgan Stanley Capital I Trust 2006-T21 C(b),(c)		5.2030	10/12/52	2,703,097

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	NON AGENCY CMBS — 27.1% (Continued)
4,000,000	Morgan Stanley Capital I Trust 2012-C4 E(b),(c)		5.1640	03/15/45	$3,100,409
1,951,289	MSBAM Commercial Mortgage Securities Trust 2012-CKSV A2(b)		3.2770	10/15/30	1,591,182
3,800,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV B(b)		4.0880	10/15/30	2,920,373
235,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV C(b),(c)		4.2810	10/15/30	170,687
6,500,000	Palisades Center Trust 2016-PLSD A(b)		2.7130	04/13/33	4,355,000
14,727,923	Starwood Retail Property Trust 2014-STAR A(a),(b)	US0001M + 1.470%	5.7880	11/15/27	10,420,006
7,767,000	UBS-Barclays Commercial Mortgage Trust 2012-C2 D(b),(c)		4.7020	05/10/63	1,179,613
2,185,710	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(c)		5.4630	03/15/45	2,127,426
3,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 C(c)		4.2960	07/15/46	2,261,678
3,106,000	Wells Fargo Commercial Mortgage Trust 2015-SG1 D(c)		4.4530	12/15/47	2,230,057
6,000,000	WFRBS Commercial Mortgage Trust 2013-C14 D(b),(c)		3.9570	06/15/46	5,419,488
6,546,000	WFRBS Commercial Mortgage Trust 2013-C15 D(b),(c)		4.5290	08/15/46	5,255,777
3,000,000	WFRBS Commercial Mortgage Trust 2014-C22 E(b)		3.4550	09/15/57	1,882,677
					133,126,826
	RESIDENTIAL MORTGAGE — 13.4%
3,409,661	Ameriquest Mortgage Securities Asset-Backed Pass-Through 2004-R12 M5(a)	US0001M + 1.680%	6.0690	01/25/35	2,530,079
4,000,000	Ameriquest Mortgage Securities Trust 2006-R2 M3(a)	US0001M + 0.570%	4.9590	04/25/36	3,464,038
477,507	Bear Stearns Asset Backed Securities Trust 2003-SD2 B1(c)		3.7950	06/25/43	418,634
74,711	Bear Stearns Asset Backed Securities Trust 2004-SD4 A1(a)	US0001M + 0.900%	5.2890	08/25/44	70,180
35,689	Bear Stearns Asset Backed Securities Trust 2006-SD3 21A1(c)		3.4890	07/25/36	35,223
94,448	Carrington Mortgage Loan Trust Series 2004-NC2 M1(a)	US0001M + 1.035%	5.4240	08/25/34	86,825
10,208,213	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(a)	US0001M + 0.120%	4.5090	10/25/36	8,327,452
2,451,323	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(a)	US0001M + 0.160%	4.5490	10/25/36	1,999,767
4,514,551	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(a)	US0001M + 0.080%	4.4690	03/25/35	3,682,161
964,043	Carrington Mortgage Loan Trust Series 2006-NC3 A3(a)	US0001M + 0.150%	4.5390	08/25/36	905,930
4,010,667	C-BASS 2007-CB1 TRUST AF1B(d)		3.1030	01/25/37	1,283,053
2,683,528	C-BASS 2007-CB1 TRUST AF2(d)		5.7210	01/25/37	859,104
2,658,128	C-BASS 2007-CB1 TRUST AF3(d)		3.1030	01/25/37	850,938
3,491,713	C-BASS 2007-CB1 TRUST AF6(d)		5.8350	01/25/37	1,117,513

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	RESIDENTIAL MORTGAGE — 13.4% (Continued)
350,305	Chase Funding Trust Series 2003-3 2M2(a)	US0001M + 1.845%	6.2340	11/25/32	$339,445
1,412,854	Countrywide Asset-Backed Certificates 2004-SD2 B1(a),(b)	US0001M + 4.050%	8.4390	08/25/32	1,370,190
573,059	Countrywide Asset-Backed Certificates 2004-8 M6(a)	US0001M + 2.175%	6.5640	08/25/34	498,025
185,552	Countrywide Asset-Backed Certificates 2004-ECC2 M2(a)	US0001M + 0.975%	5.3640	12/25/34	182,498
236,380	Countrywide Asset-Backed Certificates 2006-SD3 A1(a),(b)	US0001M + 0.660%	5.0490	07/25/36	230,059
37,734	Credit-Based Asset Servicing and Securitization, LLC 2002-CB4 B1(a)	US0001M + 2.850%	7.2390	02/25/33	37,656
24,212	Credit-Based Asset Servicing and Securitization, LLC 2004-CB6 M2(a)	US0001M + 1.725%	4.0320	07/25/35	23,679
1,727,392	Credit-Based Asset Servicing and Securitization, LLC 2004-CB8 M3(a)	US0001M + 1.500%	3.3990	12/25/35	1,548,491
460,577	CWABS Asset-Backed Certificates Trust 2005-17 1AF4(d)		3.8140	05/25/36	370,367
310,820	CWABS Asset-Backed Certificates Trust 2006-11 1AF5(d)		3.7550	09/25/46	231,467
626,282	Encore Credit Receivables Trust 2005-1 M4(a)	US0001M + 1.020%	5.4090	07/25/35	558,618
185,603	Equity One Mortgage Pass-Through Trust 2003-1 M1(c)		4.8600	08/25/33	180,935
655,785	Equity One Mortgage Pass-Through Trust 2004-3 M2(d)		3.9660	07/25/34	547,967
246,381	Finance America Mortgage Loan Trust 2004-3 M4(a)	US0001M + 1.380%	5.7690	11/25/34	207,189
280,256	First Franklin Mortgage Loan Trust 2003-FF5 M3(a)	US0001M + 2.475%	6.8640	03/25/34	259,005
292,770	First Franklin Mortgage Loan Trust 2004-FF7 M4(a)	US0001M + 1.800%	6.1890	09/25/34	287,889
167,612	Fremont Home Loan Trust 2004-2 M6(a)	US0001M + 2.025%	6.4140	07/25/34	138,974
2,834,465	Fremont Home Loan Trust 2006-3 2A3(a)	US0001M + 0.340%	4.7290	02/25/37	1,013,764
2,385,756	Fremont Home Loan Trust 2006-B 2A4(a)	US0001M + 0.480%	4.8690	08/25/36	827,205
8,434,706	GE-WMC Mortgage Securities Trust 2006-1 A2B(a)	US0001M + 0.300%	0.9280	08/25/36	3,791,384
3,290,133	GE-WMC Mortgage Securities Trust 2006-1 A2C(a)	US0001M + 0.480%	4.8690	08/25/36	1,478,859
280,804	GSAMP Trust 2007-FM2 A2A(a)	US0001M + 0.060%	4.4490	01/25/37	170,664
118,808	GSAMP Trust 2007-FM2 A2B(a)	US0001M + 0.090%	4.4790	01/25/37	72,207
2,622,272	GSRPM Mortgage Loan Trust 2007-1 A(a),(b)	US0001M + 0.400%	4.7890	10/25/46	2,219,852
92,214	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A3(a)	US0001M + 0.160%	4.5490	11/25/36	78,953
409,624	IXIS Real Estate Capital Trust 2006-HE2 A3(a)	US0001M + 0.320%	4.7090	08/25/36	116,315
128,080	JP Morgan Mortgage Acquisition Trust 2007-CH2 AF3(d)		4.4280	10/25/30	71,110
439,717	Lehman XS Trust 2007-3 1BA1(a)	US0001M + 0.320%	4.7090	03/25/37	412,316
413,490	Lehman XS Trust 2007-3 1BA2(a)	US0006M + 0.500%	5.4310	03/25/37	396,158
918,049	Long Beach Mortgage Loan Trust 2002-1 M3(a)	US0001M + 3.750%	8.1390	05/25/32	891,090
27,335	Long Beach Mortgage Loan Trust 2004-3 M1(a)	US0001M + 0.855%	5.2440	07/25/34	25,987
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(a)	US0001M + 0.470%	0.6010	05/25/37	1,860,828

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.9% (Continued)
	RESIDENTIAL MORTGAGE — 13.4% (Continued)
211,533	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC5 M1(a)	US0001M + 0.900%	5.2890	05/25/34	$197,030
166,598	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC8 M4(a)	US0001M + 1.500%	5.8890	09/25/34	164,967
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust 2007-SEA1 2A4(a),(b)	US0001M + 1.900%	1.1100	02/25/47	849,663
3,173,453	Park Place Securities Inc Asset-Backed Series 2004-WCW2 M6(a)	US0001M + 2.175%	6.5640	10/25/34	2,696,631
2,034,195	RAMP Series 2007-RS1 Trust A3(a)	US0001M + 0.340%	4.7290	02/25/37	528,036
10,252,239	Securitized Asset Backed Receivables, LLC Trust 2006-FR4 A2B(a)	US0001M + 0.340%	0.6720	08/25/36	3,348,358
5,786,868	Securitized Asset Backed Receivables, LLC Trust 2007-BR5 A2A(a)	US0001M + 0.130%	4.5190	05/25/37	4,376,613
12,971,238	Securitized Asset Backed Receivables, LLC Trust 2007-HE1 A2B(a)	US0001M + 0.220%	0.9740	12/25/36	2,972,355
1,216,934	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2C(a)	US0001M + 0.200%	4.5890	11/25/37	698,364
3,626,167	Specialty Underwriting & Residential Finance Trust Series 2006-BC5 A2E(a)	US0001M + 0.420%	4.8090	11/25/37	2,102,169
569,625	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D(a)	US0001M + 0.350%	4.7390	03/25/37	342,992
645,730	Structured Asset Investment Loan Trust 2004-11 M2(a)	US0001M + 0.975%	5.3640	01/25/35	582,019
202,777	Structured Asset Investment Loan Trust 2004-5 M5(a)	US0001M + 1.725%	6.1140	05/25/34	180,890
278,525	Structured Asset Securities Corp 2005-WF1 M8(a)	US0001M + 2.055%	6.4440	02/25/35	259,564
461,044	WaMu Asset-Backed Certificates WaMu Series 2007-HE1 1A(a)	US0001M + 0.150%	4.5390	01/25/37	395,171
					65,764,865

	TOTAL ASSET BACKED SECURITIES (Cost $502,930,781)				437,317,706

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2%
1,020,653	Fannie Mae REMICS 2011-124 NS NS(a),(e)	US0001M + 6.500%	2.1110	12/25/41	101,487
373,344	Fannie Mae REMICS 2012-126 DI(e)		3.0000	11/25/27	19,519
737,543	Fannie Mae REMICS 2012-94 YS(a),(e)	US0001M + 6.650%	2.2610	06/25/39	17,859
80,813	Fannie Mae REMICS 2013-42 PD		1.2500	05/25/43	66,473
314,083	Fannie Mae REMICS 2016-3 NI Series 2016-3 NI(e)		6.0000	02/25/46	59,384
1,024,045	Fannie Mae REMICS 2017-112 SC Series 2017-112 SC(a),(e)	US0001M + 6.150%	1.7610	01/25/48	113,060
1,331,925	Fannie Mae REMICS 2017-30 MI Series 2017-30 MI(e)		4.0000	02/25/44	71,415
708,591	Fannie Mae REMICS 2017-38 S Series 2017-38 S(a),(e)	US0001M + 6.100%	1.7110	05/25/47	78,242
42,597	Fannie Mae REMICS 2017-6 MI Series 2017-6 MI(e)		4.0000	08/25/44	3,078
19,145,869	Fannie Mae REMICS 2018-28 ID Series 2018-28 ID(c),(e)		0.0001	05/25/48	873,256

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2% (Continued)
1,008,271	Fannie Mae REMICS 2019-34 KI(e)		4.0000	07/25/49	$156,845
929,978	Fannie Mae REMICS 2019-37 CI(e)		4.5000	09/25/48	213,269
302,518	Fannie Mae REMICS 2020-16 SJ(a),(e)	US0001M + 6.050%	1.6610	03/25/50	27,804
741,369	Fannie Mae REMICS 2020-20 IA(e)		3.0000	04/25/50	98,019
4,103,784	Fannie Mae REMICS 2020-25 PI(e)		3.0000	03/25/50	708,830
3,471,094	Fannie Mae REMICS 2020-28 IK(e)		3.0000	10/25/49	397,298
3,329,445	Fannie Mae REMICS 2020-95 IB(e)		2.5000	01/25/51	531,969
17,553,545	Fannie Mae REMICS 2020-95 IU(e)		1.5000	01/25/51	2,936,927
8,907,071	Fannie Mae REMICS 2021-34 MI(e)		2.5000	03/25/51	1,250,989
7,913,236	Fannie Mae REMICS 2021-45 JI(e)		2.5000	07/25/51	1,252,198
3,040,476	Fannie Mae REMICS 2021-56 IM(a),(e)	SOFR30A + 2.200%	0.0001	09/25/51	106,255
6,817,135	Fannie Mae REMICS 2021-69 IK(e)		2.0000	05/25/51	1,214,952
23,286,228	Fannie Mae REMICS 2021-69 JS(a),(e)	SOFR30A + 2.550%	0.0001	10/25/51	545,589
14,385,579	Fannie Mae REMICS 2021-80 IA(e)		2.0000	11/25/51	1,900,019
184,690	Freddie Mac REMICS 3980 TS(a),(e)	US0001M + 6.500%	2.1820	09/15/41	19,184
1,006,294	Freddie Mac REMICS 4100 JI(e)		3.5000	10/15/41	133,991
79,012	Freddie Mac REMICS 4103 DS(a),(e)	US0001M + 6.150%	1.8320	09/15/40	290
295,652	Freddie Mac REMICS 4205 AI(e)		2.5000	05/15/28	12,908
4,623,510	Freddie Mac REMICS 4226 IM(e)		3.5000	09/15/31	147,703
5,250,294	Freddie Mac REMICS 4239 NI(a),(e)	US0001M + 29.46%	3.2080	07/15/43	847,461
413,513	Freddie Mac REMICS 4314 SE(a),(e)	US0001M + 6.050%	1.7320	03/15/44	40,642
419,048	Freddie Mac REMICS 4431 ST(a),(e)	US0001M + 6.100%	1.7820	01/15/45	38,371
80,588	Freddie Mac REMICS 4449 PI(e)		4.0000	11/15/43	8,018
876,390	Freddie Mac REMICS 4580 MI(e)		3.5000	02/15/43	34,526
10,135,584	Freddie Mac REMICS 4639 GS(a),(e)		0.0001	03/15/36	650,937
524,844	Freddie Mac REMICS 4672 AI(e)		4.5000	03/15/45	19,056
221,633	Freddie Mac REMICS 4680 LI(e)		4.0000	10/15/43	7,783
165,600	Freddie Mac REMICS 4818 BI(e)		4.0000	03/15/45	12,219
399,000	Freddie Mac REMICS 5050 GL		1.2500	12/25/50	191,061
948,169	Freddie Mac REMICS 5071 IF(e)		2.0000	02/25/51	84,206
6,374,692	Freddie Mac REMICS 5071 IS Series 5071 IS(e)		2.0000	02/25/51	772,364
5,083,954	Freddie Mac REMICS 5071 KI Series 5071 KI(e)		2.0000	02/25/51	505,045
19,993,679	Freddie Mac REMICS 5090 SA Series 5090 SA (a),(e)	SOFR30A + 1.550%	0.0001	03/25/51	107,392
15,618,890	Freddie Mac REMICS 5177 AS Series 5177 AS (a),(e)	SOFR30A + 3.150%	0.0001	12/25/51	334,005
211,000	Government National Mortgage Association 2012-36 QS(a),(e)	US0001M + 6.620%	2.2670	03/20/42	15,023

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2% (Continued)
622,498	Government National Mortgage Association 2014-118 AI(e)		3.5000	05/16/40	$39,282
5,773,201	Government National Mortgage Association 2015-3 DS(a),(e)	US0001M + 5.600%	1.2470	11/20/41	121,127
245,313	Government National Mortgage Association 2016-1 ST(a),(e)	US0001M + 6.200%	1.8470	01/20/46	24,562
3,024,108	Government National Mortgage Association 2017-68 IL(e)		4.0000	08/20/44	248,621
590,465	Government National Mortgage Association 2018-154 DI(e)		4.0000	01/20/45	37,297
5,184,435	Government National Mortgage Association 2018-154 SP(a),(e)	US0001M + 6.150%	1.7970	11/20/48	503,324
23,240,024	Government National Mortgage Association 2019-112 AS(a),(e)	US0001M + 3.410%	0.0001	09/20/49	263,012
14,273,990	Government National Mortgage Association 2019-20 ES(a),(e)	US0001M + 3.790%	0.0001	02/20/49	196,991
4,655,372	Government National Mortgage Association 2020-122 YI(e)		2.5000	08/20/50	618,475
952,000	Government National Mortgage Association 2020-141 ML		1.5000	09/20/50	497,604
15,930,699	Government National Mortgage Association 2020-33 AI(e)		3.0000	03/20/50	2,434,561
1,725,636	Government National Mortgage Association 2020-61 SF(a),(e)	US0001M + 6.440%	2.0870	07/20/43	161,176
12,107,583	Government National Mortgage Association 2021-105 EI(e)		2.5000	05/20/51	1,719,325
5,379,072	Government National Mortgage Association 2021-118 GI(e)		2.5000	07/20/51	787,615
11,314,247	Government National Mortgage Association 2021-156 BI(e)		2.5000	09/20/51	1,765,034
7,378,988	Government National Mortgage Association 2021-156 QI(e)		2.5000	09/20/51	911,859
17,667,497	Government National Mortgage Association 2021-177 MI(e)		2.5000	10/20/51	2,368,487
3,943,602	Government National Mortgage Association 2021-214 HI(e)		2.5000	12/20/51	521,289
1,705,801	Government National Mortgage Association 2021-226 HL		1.5000	12/20/51	1,046,217
18,264,093	Government National Mortgage Association 2021-24 IH(e)		2.5000	02/20/50	2,271,925
8,743,377	Government National Mortgage Association 2021-24 LI(e)		2.5000	01/20/51	1,288,809
10,326,497	Government National Mortgage Association 2021-41 BI(e)		2.0000	03/20/51	1,409,619
3,715,243	Government National Mortgage Association 2021-49 IP(e)		2.5000	01/20/51	415,687
3,901,088	Government National Mortgage Association 2021-83 EI(e)		2.5000	05/20/51	546,667
290,582	Government National Mortgage Association 2021-89 JL		1.5000	05/20/51	158,478
49,383,356	Government National Mortgage Association 2022-121 SA(a),(e)	SOFR30A + 3.690%	0.0001	07/20/52	809,798
18,451,592	Government National Mortgage Association 2022-22 PS(a),(e)	SOFR30A + 3.650%	0.0001	08/20/51	493,327
19,518,874	Government National Mortgage Association 2022-83 SJ(a),(e)	SOFR30A + 3.200%	0.0001	05/20/52	240,941
11,706,869	Government National Mortgage Association 2022-69 QI(e)		4.0000	04/20/52	1,685,637
					40,313,667

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $42,537,195)				40,313,667

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
17,553,884	First American Government Obligations Fund, Class U, 4.10% (Cost $17,553,884)(g)	$17,553,884

	TOTAL INVESTMENTS - 100.7% (Cost $563,021,860)	$495,185,257
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(3,329,927)
	NET ASSETS - 100.0%	$491,855,330

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

US0006M	- ICE LIBOR USD 6 Month

US0012M	- ICE LIBOR USD 12 Month

(a)	Variable rate security; the rate shown represents the rate on December 31, 2022.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is 152,204,920 or 30.9% of net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2022.

(e)	Interest only securities.

(f)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Rate disclosed is the seven day effective yield as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 2.3%
	COMMODITY - 2.3%
19,500	Sprott Physical Gold and Silver Trust(a)	$349,635

	TOTAL CLOSED END FUNDS (Cost $268,027)	349,635

	COMMON STOCKS — 63.3%
	ASSET MANAGEMENT - 2.8%
5,368	Groupe Bruxelles Lambert S.A.	428,681

	BEVERAGES - 1.2%
375,000	Thai Beverage PCL	191,784

	BIOTECH & PHARMA - 13.2%
2,900	Johnson & Johnson	512,285
4,900	Novartis A.G. - ADR	444,528
13,640	Sanofi - ADR	660,585
26,000	Takeda Pharmaceutical Company Ltd. - ADR	405,600
		2,022,998
	CHEMICALS - 2.6%
9,250	Mosaic Company	405,798

	CONSTRUCTION MATERIALS - 2.6%
3,930	Holcim Ltd.	203,516
7,000	MDU Resources Group, Inc.	212,379
		415,895
	E-COMMERCE DISCRETIONARY - 0.9%
3,500	eBay, Inc.	145,145

	ENGINEERING & CONSTRUCTION - 2.3%
2,440	Tetra Tech, Inc.	354,264

	ENTERTAINMENT CONTENT - 0.8%
7,700	Vivendi S.A.	73,496

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 63.3% (Continued)
	ENTERTAINMENT CONTENT - 0.8% (Continued)
5,279	Warner Bros Discovery, Inc.(a)	$50,045
		123,541
	FOOD - 2.6%
3,533	Nestle S.A. - ADR	407,496

	GAS & WATER UTILITIES - 4.7%
5,575	National Fuel Gas Company	352,898
10,000	UGI Corporation	370,700
		723,598

	HOUSEHOLD PRODUCTS - 1.2%
3,800	Unilever PLC - ADR	191,330

	MEDICAL EQUIPMENT & DEVICES - 0.9%
1,800	Medtronic PLC	139,896

	METALS & MINING - 1.8%
7,000	Anglo American PLC	273,875

	OIL & GAS PRODUCERS - 1.2%
1,000	Chevron Corporation	179,490

	RETAIL - DISCRETIONARY - 1.3%
594	Home Depot, Inc.	187,621

	SEMICONDUCTORS - 2.9%
1,400	Applied Materials, Inc.	136,332
6,120	Micron Technology, Inc.	305,878
		442,210

	SOFTWARE - 3.1%
2,000	Microsoft Corporation	479,639

	TECHNOLOGY HARDWARE - 3.7%
10,390	Cisco Systems, Inc.	494,979

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 63.3% (Continued)
	TECHNOLOGY HARDWARE - 3.7% (Continued)
20,500	Nokia OYJ - ADR	$95,120
		590,099
	TELECOMMUNICATIONS - 5.0%
13,000	AT&T, Inc.	239,330
29,170	Orange S.A. - ADR	288,200
23,800	Vodafone Group PLC - ADR	240,856
		768,386
	TOBACCO & CANNABIS - 5.0%
3,991,700	Hanjaya Mandala Sampoerna Tbk P.T.	216,032
22,000	Imperial Brands PLC - ADR	550,000
		766,032
	WHOLESALE - CONSUMER STAPLES - 3.5%
5,275	Bunge Ltd.	526,286

	TOTAL COMMON STOCKS (Cost $8,575,334)	9,764,064

	EXCHANGE-TRADED FUNDS — 2.4%
	FIXED INCOME - 2.4%
4,000	SPDR Bloomberg 1-3 Month T-Bill ETF	365,880

	TOTAL EXCHANGE-TRADED FUNDS (Cost $365,920)	365,880

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 1.7%
	BIOTECH & PHARMA — 1.7%
275,000	Ligand Pharmaceuticals, Inc.	0.7500	05/15/23	268,984

	TOTAL CONVERTIBLE BONDS (Cost $272,118)			268,984

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.6% (Continued)
	AUTOMOTIVE — 1.3%
200,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	$195,473

	BIOTECH & PHARMA — 3.0%
225,000	Elanco Animal Health, Inc.	5.7720	08/28/23	223,628
250,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	07/21/23	244,882
				468,510
	CABLE & SATELLITE — 1.5%
225,000	Quebecor Media, Inc.	5.7500	01/15/23	224,802

	ELECTRIC UTILITIES — 0.6%
100,000	DTE Energy Company	1.0500	06/01/25	90,757

	LEISURE FACILITIES & SERVICES — 6.1%
375,000	Brinker International, Inc.	3.8750	05/15/23	373,330
276,000	Carnival Corporation	7.2000	10/01/23	274,580
225,000	MGM Resorts International	6.0000	03/15/23	224,686
65,000	Wyndham Destinations, Inc.	3.9000	03/01/23	64,730
				937,326
	RETAIL - DISCRETIONARY — 1.6%
250,000	QVC, Inc.	4.3750	03/15/23	246,890

	SEMICONDUCTORS — 0.8%
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	117,869

	SPECIALTY FINANCE — 0.6%
100,000	Navient Corporation	5.5000	01/25/23	99,992

	TECHNOLOGY HARDWARE — 3.6%
225,000	NetApp, Inc.	1.8750	06/22/25	207,028
350,000	Seagate HDD Cayman	4.7500	06/01/23	348,642
				555,670
	TOBACCO & CANNABIS — 2.5%
250,000	BAT International Finance PLC	1.6680	03/25/26	221,800
175,000	Reynolds American, Inc.	4.4500	06/12/25	171,458

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 21.6% (Continued)
	TOBACCO & CANNABIS — 2.5% (Continued)
				$393,258

	TOTAL CORPORATE BONDS (Cost $3,365,948)			3,330,547

	U.S. GOVERNMENT & AGENCIES — 8.3%
	U.S. TREASURY INFLATION PROTECTED — 5.8%
443,000	United States Treasury Inflation Indexed Bonds	0.3750	01/15/27	516,085
334,000	United States Treasury Inflation Indexed Bonds	0.7500	07/15/28	378,341
				894,426

	U.S. TREASURY NOTES — 2.5%
405,000	United States Treasury Note	2.5000	01/31/25	389,939

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,352,369)			1,284,365

	TOTAL INVESTMENTS - 99.6% (Cost $14,199,716)			$15,363,475
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $11,849)			(1,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%			66,432
	NET ASSETS - 100.0%			$15,428,782

Contracts(b)		Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - 0.0% (c)
	CALL OPTIONS WRITTEN- 0.0%(c)
75	Mosaic Company	03/17/2023	$65	$329,025	$1,125

	TOTAL CALL OPTIONS WRITTEN (Proceeds - $11,849)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

Ltd. - Limited Company

OYJ - Julkinen osakeyhtio

PLC - Public Limited Company

P.T. - Perseroan Terbatas

S.A. - Societe Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Percentage rounds to greater than (0.1%).

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCK - 0.0% +
	SOFTWARE - 0.0% +
7,832	Avaya Holdings Corp.	$1,535
	TOTAL COMMON STOCK (Cost - $198,736)

	EXCHANGE-TRADED FUNDS - 2.1%
	FIXED INCOME - 2.1%
122,250	Avaya Holdings Corp.	$5,000,025
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $5,003,678)

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity
	ASSET BACKED SECURITIES - 8.3%
	COLLATERALIZED LOAN OBLIGATIONS - 8.3%
500,000	Apidos CLO XX #	3 Month LIBOR + 5.700%	9.779	*	7/16/2031	418,534
500,000	Apidos CLO XXX #	3 Month LIBOR + 5.600%	9.794	*	10/18/2031	428,256
500,000	Apidos CLO XXXV #	3 Month LIBOR + 5.750%	9.993	*	4/20/2034	435,013
500,000	ARES LII CLO Ltd. #	3 Month LIBOR + 6.450%	10.775	*	4/22/2031	418,939
500,000	ARES XLVII CLO Ltd. #	3 Month LIBOR + 5.500%	9.579	*	4/15/2030	406,611
835,000	BlueMountain CLO 2015-4 Ltd. #	3 Month LIBOR + 2.950%	7.193	*	4/20/2030	693,945
500,000	BlueMountain CLO 2018-3 Ltd. #	3 Month LIBOR + 5.950%	10.308	*	10/25/2030	399,356
500,000	BlueMountain CLO XXII Ltd. #	3 Month LIBOR + 5.050%	9.129	*	7/15/2031	410,505
500,000	BlueMountain Fuji US CLO I Ltd. #	3 Month LIBOR + 6.000%	10.243	*	7/20/2029	384,115
500,000	BlueMountain Fuji US CLO III Ltd. #	3 Month LIBOR + 5.200%	9.279	*	1/15/2030	391,295
750,000	Burnham Park CLO Ltd. #	3 Month LIBOR + 5.400%	9.643	*	10/20/2029	607,686
500,000	Canyon CLO 2018-1 Ltd. #	3 Month LIBOR + 5.750%	9.829	*	7/15/2031	412,350
500,000	Carlyle Global Market Strategies CLO 2014-1 Ltd. #	3 Month LIBOR + 5.400%	9.479	*	4/17/2031	409,396
500,000	Carlyle Global Market Strategies CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	10.243	*	4/20/2031	397,433
500,000	CARLYLE US CLO 2017-5 Ltd. #	3 Month LIBOR + 5.300%	9.543	*	1/20/2030	390,426
500,000	Cook Park CLO Ltd. #	3 Month LIBOR + 5.400%	9.479	*	4/17/2030	410,817
500,000	Flatiron CLO 17 Ltd. #	3 Month LIBOR + 5.900%	10.506	*	5/15/2030	457,324
500,000	Galaxy XXI CLO Ltd. #	3 Month LIBOR + 5.250%	9.493	*	4/20/2031	429,642
500,000	Goldentree Loan Management US CLO 1 Ltd. #	3 Month LIBOR + 4.750%	8.993	*	1/20/2033	425,850
500,000	Goldentree Loan Management US ClO 2 Ltd. #	3 Month LIBOR + 4.700%	8.943	*	11/28/2030	430,934
750,000	Goldentree Loan Opportunities X Ltd. #	3 Month LIBOR + 5.650%	9.893	*	7/20/2031	668,218
250,000	Grippen Park CLO Ltd. #	3 Month LIBOR + 5.700%	9.943	*	1/20/2030	217,077
500,000	Highbridge Loan Management 7-2015 Ltd. #	3 Month LIBOR + 5.000%	9.606	*	3/15/2027	476,344
500,000	Jamestown CLO II Ltd. #	3 Month LIBOR + 5.450%	9.775	*	4/22/2030	445,307
500,000	KKR CLO 13 Ltd. #	3 Month LIBOR + 4.950%	9.029	*	1/16/2028	481,003
500,000	Magnetite XV Ltd. #	3 Month LIBOR + 5.200%	9.558	*	7/25/2031	438,067
500,000	Neuberger Berman CLO XVIII Ltd. #	3 Month LIBOR + 5.920%	10.198	*	10/21/2030	436,921
500,000	Octagon Investment Partners XXII Ltd. #	3 Month LIBOR + 5.450%	9.775	*	1/22/2030	406,450
500,000	Octagon Investment Partners XVII Ltd. #	3 Month LIBOR + 5.150%	9.508	*	1/25/2031	389,672
500,000	Octagon Investment Partners 18-R Ltd. #	3 Month LIBOR + 2.700%	6.779	*	4/16/2031	444,870
500,000	Octagon Investment Partners 26 Ltd. #	3 Month LIBOR + 5.400%	9.479	*	7/15/2030	392,314
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	9.758	*	7/25/2030	430,463
500,000	OHA Credit Partners XV Ltd. #	3 Month LIBOR + 5.300%	9.543	*	1/20/2030	439,032
500,000	Palmer Square CLO 2018-2 #	3 Month LIBOR + 5.600%	9.679	*	7/16/2031	448,925
500,000	Regatta X Funding Ltd. #	3 Month LIBOR + 5.550%	9.629	*	1/17/2031	426,317
550,000	Regatta XI Funding Ltd. #	3 Month LIBOR + 5.500%	9.579	*	7/17/2031	466,834
500,000	RR 5 Ltd. #	3 Month LIBOR + 5.750%	9.829	*	10/15/2031	433,065
500,000	Wellfleet CLO 2015-1 Ltd. #	3 Month LIBOR + 7.050%	11.293	*	7/20/2029	389,889
500,000	Wellfleet CLO 2017-1 Ltd. #	3 Month LIBOR + 6.050%	10.293	*	4/20/2029	391,735
500,000	Wellfleet CLO 2018-2 Ltd. #	3 Month LIBOR + 6.070%	10.313	*	10/20/2031	418,564
500,000	Wellfleet CLO 2018-3 Ltd. #	3 Month LIBOR + 6.250%	10.493	*	1/20/2032	377,042
500,000	Wellfleet CLO X LTD #	3 Month LIBOR + 6.610%	10.853	*	7/20/2032	408,785
1,500,000	York CLO 1 Ltd. #	3 Month LIBOR + 5.580%	9.905	*	10/22/2029	1,347,670
	TOTAL ASSET BACKED SECURITIES (Cost - $21,920,786)					19,532,991
	CORPORATE BONDS - 1.3%
	CABLE & SATELLITE - 0.3%
27,000	CCO Holdings, LLC / CCO Holdings Capital Corporation #		6.375		9/1/2029	25,425
750,000	CCO Holdings, LLC / CCO Holdings Capital Corporation #		4.750		3/1/2030	641,130
						666,555
	INSURANCE- 0.1%
243,000	Alliant Holdings Intermediate LLC #		6.750		10/15/2027	218,945
82,000	AssuredPartners, Inc.		5.625		1/15/2029	67,596
						286,541
	LEISURE FACILITIES & SERVICES - 0.4%
999,000	CDI Escrow Issuer, Inc. #		5.750		4/1/2030	897,286

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	CORPORATE BONDS - 1.3% (Continued)
	REIT - 0.4%
994,000	Iron Mountain, Inc. #		5.250		7/15/2030	$866,027

	RETAIL DISCRETIONARY- 0.1%
285,000	PetSmart, Inc. #		7.750		2/15/2029	268,204

	TOTAL CORPORATE BONDS (Cost - $3,244,583)					2,984,613

	BANK LOANS - 81.6%
	ADVERTISING & MARKETING - 0.3%
675,000	ABG Intermediate Holdings 2, LLC	SOFRRATE + 6.000%	10.186	*	12/10/2029	620,156

	AEROSPACE & DEFENSE - 1.5%
2,441,444	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	7.571	*	4/8/2026	2,333,483
1,313,029	Standard Aero Ltd.	3 Month LIBOR + 3.500%	7.571	*	4/8/2026	1,254,967
						3,588,450

	ASSET MANAGEMENT - 2.3%
2,843,610	Advisor Group Holdings, Inc.	1 Month LIBOR + 4.500%	8.571	*	7/31/2026	2,787,378
365,994	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	10.821	*	7/20/2026	330,930
1,249,924	Guggenheim Partners Investment Management Holdings, LLC	1 Month LIBOR + 3.250%	7.533	*	12/7/2029	1,237,431
1,118,600	KPAE Finance Sub, Inc.	3 Month LIBOR + 3.500%	8.165	*	10/26/2027	992,064
1,231	Nexus Buyer LLC	1 Month LIBOR + 3.750%	7.821	*	11/8/2026	1,182
						5,348,985
	AUTOMOTIVE - 1.6%
3,703,897	First Brands Group LLC	SOFRRATE + 5.000%	8.368	*	3/24/2027	3,524,258
233,000	First Brands Group LLC	1 Month LIBOR + 5.000%	9.790	*	3/30/2027	220,768
						3,745,026
	BIOTECH - 1.7%
1,035,795	Curium Bidco Sarl Floating Rate	3 Month LIBOR + 4.250%	7.924	*	9/10/2027	1,012,490
2,100,442	Jazz Financing Lux Sarl	1 Month LIBOR + 3.500%	7.571	*	4/22/2028	2,085,182
1,000,000	Organon & Company	1 Month LIBOR + 3.000%	7.750	*	4/8/2028	992,770
						4,090,442
	BUSINESS AND DEVELOPMENT - 0.1%
244,388	Garda World Security Corp.	SOFRRATE + 4.250%	8.534	*@	2/11/2029	235,834

	CABLE & SATELLITE - 1.0%
2,421,873	Directv Financing, LLC	1 Month LIBOR + 5.000%	9.071	*	7/22/2027	2,363,094
251,000	Altice Financing S.A.		9.566		10/28/2027	240,960
						2,604,054

	CHEMICALS - 1.3%
295,281	Herens US Holdco Corp.	3 Month LIBOR + 4.000%	7.674	*	4/30/2028	272,101
2,027,448	Olympus Water US Holdings Corp.	1 Month LIBOR + 3.750%	7.437	*	10/1/2028	1,951,702
117,410	Olympus Water US Holdings Corp.	SOFRRATE + 4.500%	8.153	*	11/9/2028	114,240
646,243	PQ Group Holdings, Inc.	1 Month LIBOR + 3.500%	7.392	*	4/30/2028	630,626
						2,968,669
	COMMERCIAL SUPPORT SERVICES - 4.4%
2,709,728	Allied Universal Holdco LLC	1 Month LIBOR + 3.750%	7.821	*	5/5/2028	2,579,675
725,000	Amentum Government Services Holdings LLC	3 Month LIBOR + 8.750%	12.920	*	1/31/2028	668,812
1,443,383	Amentum Government Services Holdings LLC	SOFRRATE + 4.000%	7.558	*	2/7/2029	1,410,004
1,089,024	AVSC Holding Corporation	6 Month LIBOR + 4.500%	8.685	*	9/26/2026	1,007,804
2,475,188	Conservice Midco LLC	1 Month LIBOR + 4.250%	8.321	*	5/7/2027	2,407,640
237,533	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	8.321	*	5/4/2026	235,991
1,750,126	Dispatch Terra Acquisition LLC	3 Month LIBOR + 4.250%	7.924	*	3/25/2028	1,487,607
592,201	Ensemble RCM, LLC	3 Month LIBOR + 3.750%	7.944	*	8/1/2026	586,649
						10,384,182
	CONSUMER SERVICES - 0.9%
910,223	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	7.080	*	1/19/2025	804,414
1,535,399	Spin Holdco, Inc.	3 Month LIBOR + 4.000%	8.765	*	3/1/2028	1,302,786
						2,107,200

	CONTAINERS & PACKAGING - 0.9%
1,750,000	Charter Next Generation, Inc.	1 Month LIBOR + 3.750%	7.821	*	12/1/2027	1,703,108
464,638	Pretium PKG Holdings, Inc.	1 Month LIBOR + 4.000%	7.743	*	9/22/2028	372,707
						2,075,815

	ELECTRONICS - 0.5%
1,243,750	Motus Operations, LLC	3 Month LIBOR + 4.000%	7.821	*@	11/3/2028	1,164,461

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 81.6% (Continued)
	ELECTRIC UTILITIES - 0.5%
1,174,749	Granite Generation LLC	3 Month LIBOR + 3.750%	7.821	*	11/7/2026	1,143,912

	ENTERTAINMENT CONTENT - 1.8%
962,025	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	9.571	*	9/1/2027	874,721
2,500,000	AP Core Holdings II, LLC	1 Month LIBOR + 5.500%	9.571	*	9/1/2027	2,261,725
1,000,000	Univision Communications, Inc.	1 Month LIBOR + 3.250%	6.037		3/24/2026	986,250
110,723	Univision Communications, Inc.	SOFRRATE + 4.250%	7.790	*	6/8/2029	109,671
						4,232,367
	FOOD - 0.8%
1,786,790	Nomad Foods US, LLC	1 Month LIBOR + 3.750%	0.000		11/10/2029	1,784,744

	HEALTH CARE FACILITIES & SERVICES - 9.0%
1,640	Aveanna Healthcare LLC	1 Month LIBOR + 3.750%	7.766	*	6/30/2028	1,270
919,645	Cano Health, LLC	SOFRRATE + 4.000%	8.186	*	11/23/2027	733,876
1,874,917	Eyecare Partners LLC	3 Month LIBOR + 3.750%	7.424	*	2/5/2027	1,524,936
1,002,970	Eyecare Partners LLC	3 Month LIBOR + 3.750%	7.424	*	10/14/2028	852,023
2,821,285	FC Compassus, LLC	6 Month LIBOR + 4.250%	7.127	*	12/31/2026	2,610,859
1,396,612	Heartland Dental LLC	1 Month LIBOR + 3.500%	7.821	*	4/19/2025	1,294,311
2,243,276	Legacy LifePoint Health, LLC	1 Month LIBOR + 3.750%	8.165	*	11/16/2025	2,120,176
2,027,783	MED ParentCo LP	1 Month LIBOR + 4.250%	8.321	*	8/2/2026	1,739,615
75,000	MED ParentCo LP	1 Month LIBOR + 8.250%	12.321	*	8/30/2027	56,875
4,052,634	Milano Acquisition Corporation	3 Month LIBOR + 4.000%	7.674	*	8/17/2027	3,814,542
3,126,122	National Mentor Holdings, Inc.	1 Month LIBOR + 3.750%	7.830	*	2/18/2028	2,202,181
87,656	National Mentor Holdings, Inc.	3 Month LIBOR + 3.750%	7.430	*	2/18/2028	61,749
1,125,048	One Call Medical Co.	3 Month LIBOR + 5.500%	9.875	*	4/8/2027	930,044
1,794,372	Upstream Newco, Inc.	SOFRRATE + 4.250%	8.065	*	11/20/2026	1,559,614
1,793,367	US Anesthesia Partners, Inc.	6 Month LIBOR + 4.250%	8.370	*	9/23/2028	1,712,056
						21,214,127
	HOME & OFFICE PRODUCTS - 0.5%
1,232,626	Osmosis Debt Merger Sub, Inc.	SOFRRATE + 3.750%	7.967	*	6/17/2028	1,164,061

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
1,262,730	Aretec Group, Inc.	1 Month LIBOR + 4.250%	8.436	*	10/1/2025	1,237,475
1,628,591	Armor Holdco, Inc.	3 Month LIBOR + 4.500%	8.174	*	10/29/2028	1,618,412
500,000	Ascensus Holdings, Inc.	3 Month LIBOR + 3.500%	7.188		8/2/2028	478,960
832,520	Ascensus Holdings, Inc.	3 Month LIBOR + 6.500%	10.250	*	8/2/2029	731,227
2,762,622	Deerfield Dakota Holding, LLC	SOFRRATE + 3.750%	7.836	*	3/6/2027	2,586,948
						6,653,022

	INSURANCE - 6.2%
913,190	Acrisure LLC	1 Month LIBOR + 3.500%	7.571	*	1/31/2027	859,133
1,086,034	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	7.571	*	2/13/2027	1,057,303
104,475	AssuredPartners, Inc.	SOFRRATE + 3.500%	7.586	*	2/13/2027	101,706
439,920	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	7.571		2/13/2027	427,163
951,000	AssuredPartners, Inc.	1 Month LIBOR + 4.250%	8.576		2/13/2027	946,250
2,411,000	Asurion LLC	1 Month LIBOR + 5.250%	9.321	*	1/29/2028	1,894,636
275,000	Asurion LLC	1 Month LIBOR + 4.000%	7.653	*	8/17/2028	246,056
600,000	Asurion LLC	1 Month LIBOR + 5.250%	9.321	*	1/14/2029	469,929
3,359,956	HUB International Ltd.	1 Month LIBOR + 4.000%	8.220		11/10/2029	3,329,162
1,329,674	Hyperion Insurance	1 Month LIBOR + 3.250%	7.375	*	11/12/2027	1,297,144
4,713	Ryan Specialty Group LLC	SOFRRATE + 3.000%	7.186	*	7/23/2027	4,692
984,615	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 4.250%	8.321	*	9/3/2026	974,646
1,743,573	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.750%	7.821	*	9/3/2026	1,714,621
1,250,000	USI, Inc.	1 Month LIBOR + 3.750%	7.682		11/16/2029	1,240,625
						14,563,066

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 81.6% (Continued)
	INTERNET MEDIA & SERVICES - 1.3%
2,740,914	MH Sub I LLC	1 Month LIBOR + 3.750%	7.821	*	9/15/2024	2,662,649
550,000	MH Sub I LLC	1 Month LIBOR + 6.250%	10.649	*	2/23/2029	492,594
						3,155,243
	LEISURE FACILITIES & SERVICES - 3.0%
426,326	AMC Entertainment Holdings, Inc.	1 Month LIBOR + 3.000%	7.274	*	4/22/2026	233,102
498,744	Bally’s Corporation	1 Month LIBOR + 3.250%	7.542	*	8/6/2028	462,834
238,000	Delta 2 Lux Sarl	1 Month LIBOR + 3.250%	7.336	*	1/15/2030	238,179
1,662,998	Fertitta Entertainment, LLC/NV	SOFRRATE + 4.000%	8.086	*	1/13/2029	1,584,429
600,000	Fitness International LLC	3 Month LIBOR + 3.250%	7.494	*	4/18/2025	556,839
459	Motion Finco LLC	3 Month LIBOR + 3.250%	6.924	*	11/4/2026	439
703,384	NEP Group, Inc.		10.500	*@	10/20/2025	615,904
1,100,000	Playtika Holding Corporation	1 Month LIBOR + 2.750%	2.863	*	3/5/2028	1,052,563
2,473,043	Raptor Acquisition Corp.	3 Month LIBOR + 4.000%	8.753	*	11/1/2026	2,434,909
						7,179,198
	MEDICAL EQUIPMENT - 0.6%
1,500,000	Bausch + Lomb Corporation	SOFRRATE + 3.250%	7.842	*	5/5/2027	1,430,865

	OIL & GAS PRODUCERS - 1.3%
580,588	EG America LLC	3 Month LIBOR + 4.000%	7.674	*	2/5/2025	549,747
59,886	Energy & Exploration Partners LLC ^		0.000	@	12/31/2049	—
600,756	GIP III Stetson I LP	1 Month LIBOR + 4.250%	8.321	*	7/18/2025	590,057
1,500,000	M6 ETX Holdings II Midco, LLC	1 Month LIBOR + 4.500%	9.158	@	8/11/2029	1,501,642
550,000	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	8.821	*	3/7/2026	536,096
						3,177,542
	PUBLISHING & BROADCASTING - 2.3%
3,654,121	Mav Acquisition Corporation	6 Month LIBOR + 4.750%	8.316	*	7/21/2028	3,449,709
2,073,177	Sinclair Television Group, Inc.	SOFRRATE + 3.750%	7.936	*	4/13/2029	1,976,256
						5,425,965

	RETAIL - CONSUMER STAPLES - 0.0% +
66,000	BJ’s Wholesale Club, Inc.		0.000		2/3/2024	66,117

	RETAIL - DISCRETIONARY - 4.2%
2,194,269	Great Outdoors Group, LLC	1 Month LIBOR + 3.750%	7.821	*	3/5/2028	2,113,355
1,111,041	LS Group OpCo AcquisItion LLC	6 Month LIBOR + 3.250%	6.580	*	11/2/2027	1,098,542
3,336,108	Mavis Tire Express Services Corp.	SOFRRATE + 4.000%	8.500	*	4/30/2028	3,191,338
1,722,688	Michaels Companies, Inc.	3 Month LIBOR + 4.250%	7.924	*	4/9/2028	1,493,476
1,000,000	Petco Health & Wellness Company, Inc.	3 Month LIBOR + 3.250%	6.924	*	2/25/2028	972,190
1,077,665	Staples, Inc.	3 Month LIBOR + 5.000%	9.440	*	4/9/2026	999,383
						9,868,284

	SOFTWARE - 15.6%
1,068,452	Athenahealth, Inc.	SOFRRATE + 3.500%	7.821		1/27/2029	967,334
181,547	Athenahealth, Inc.	SOFRRATE + 3.500%	0.000		1/27/2029	164,366
1,644,872	Boxer Parent Co., Inc.	3 Month LIBOR + 5.500%	9.571	*	3/23/2026	1,520,997
1,150,000	Brave Parent Holdings, Inc.	3 Month LIBOR + 4.000%	0.000		4/19/2025	1,117,300
403,479	Camelot Finance S.A.	1 Month LIBOR + 3.000%	7.071		10/31/2026	397,679
1,096,521	Camelot Finance S.A.	1 Month LIBOR + 3.000%	4.000		10/31/2026	1,081,444
2,902,168	Central Parent, Inc.	3 Month LIBOR + 4.500%	8.112	*	6/9/2029	2,880,896
2,892,750	Condor Merger Sub, Inc.	SOFRRATE + 4.000%	7.974	*	2/3/2029	2,700,585
3,024,116	Greeneden US Holdings II, LLC	1 Month LIBOR + 4.000%	8.071	*	10/8/2027	2,910,092
1,869,438	HS Purchaser LLC	SOFRRATE + 4.000%	8.194	*	11/30/2026	1,690,439
750,000	HS Purchaser LLC		10.944	*	11/19/2027	597,187
3,233,161	Hyland Software, Inc.	1 Month LIBOR + 3.500%	7.571	*	7/1/2024	3,196,383
600,000	Hyland Software, Inc.	1 Month LIBOR + 6.250%	10.321	*	7/10/2025	570,600
992,443	Idera, Inc.	1 Month LIBOR + 3.750%	7.500	*	3/2/2028	938,479
1,496,250	Imprivata, Inc.	1 Month LIBOR + 4.250%	8.336	*	12/1/2027	1,447,158
1,318,375	Mediaocean, LLC	1 Month LIBOR + 3.500%	7.571	*	12/9/2028	1,210,598
1,741,250	Mitchell International, Inc.	3 Month LIBOR + 3.750%	8.415	*	10/1/2028	1,609,759
475,000	Mitchell International, Inc.	1 Month LIBOR + 6.500%	11.235	*	10/1/2029	396,922
606,000	Open Text Corporation		0.000		11/16/2029	593,350
1,492,500	Project Sky Merger Sub, Inc.	1 Month LIBOR + 3.750%	7.821	*	8/10/2028	1,412,047
1,235,398	Project Sky Merger Sub, Inc.	1 Month LIBOR + 6.000%	10.071	*	8/10/2029	1,036,190
1,470,000	SolarWinds Holdings, Inc.	SOFRRATE + 4.000%	7.951		2/5/2027	1,457,747
1,396,688	Solera LLC	1 Month LIBOR + 4.000%	7.674	*	6/4/2028	1,277,970
769,917	TIBCO Software, Inc.	3 Month LIBOR + 4.500%	8.053	*	9/30/2028	686,188
1,000,000	TIBCO Software, Inc.	3 Month LIBOR + 4.500%	0.000		3/30/2029	895,535
1,738,880	UKG, Inc.	3 Month LIBOR + 5.250%	8.998	*	5/3/2027	1,604,551
761,874	Ultimate Software Group, Inc.	3 Month LIBOR + 3.750%	7.821	*	4/8/2026	736,024
1,926,604	Weld North Education LLC	1 Month LIBOR + 3.750%	7.821	*	12/17/2027	1,892,407
						36,990,227

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2022

Principal
Amount ($)		Variable Rate	Coupon Rate (%)		Maturity	Fair Value
	BANK LOANS - 81.6% (Continued)
	SPECIALTY FINANCE - 0.6%
1,583,314	Orion Advisor Solutions, Inc.	3 Month LIBOR + 3.750%	8.165	*	9/24/2027	1,446,753

	TECHNOLOGY HARDWARE - 0.6%
1,060,082	Atlas CC Acquisition Corporation	3 Month LIBOR + 4.250%	8.985	*	4/29/2028	897,662
215,610	Atlas CC Acquisition Corporation	1 Month LIBOR + 4.250%	8.985	*	4/29/2028	182,575
292,110	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	8.359	*	8/20/2025	269,153
						1,349,390
	TECHNOLOGY SERVICES - 7.1%
923,922	Acuris Finance US, Inc.	SOFRRATE + 4.000%	7.703	*	2/4/2028	910,063
290,970	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	10.937	*	5/22/2026	250,743
2,296,687	Ensono Holdings, LLC	1 Month LIBOR + 4.000%	7.821	*	5/20/2028	2,069,889
1,246,222	ION Trading Finance Ltd.	3 Month LIBOR + 4.750%	8.424	*	3/26/2028	1,185,244
2,465,100	MPH Acquisition Holdings LLC	3 Month LIBOR + 4.250%	8.985	*	8/17/2028	2,116,905
3,166,033	Netsmart, Inc.	1 Month LIBOR + 4.000%	8.071	*	10/1/2027	3,057,201
1,783,307	Peraton Corp.	1 Month LIBOR + 3.750%	7.821	*	2/24/2028	1,744,672
242,702	Peraton Corp.	1 Month LIBOR + 7.750%	12.089	*	2/1/2029	231,963
902,527	Sabre GLBL, Inc.	1 Month LIBOR + 5.000%	9.186	*	6/30/2028	836,534
1,706,509	Sitel Worldwide Corporation	3 Month LIBOR + 3.750%	7.830	*	7/29/2028	1,689,018
2,877,225	TierPoint, LLC	1 Month LIBOR + 3.750%	7.821	*	5/1/2026	2,698,291
						16,790,523
	TELECOMMUNICATIONS - 1.3%
1,971,279	CCI Buyer, Inc.	SOFRRATE + 4.000%	7.553	*	12/12/2027	1,888,486
1,633,500	Xplornet Communications, Inc.	1 Month LIBOR + 4.000%	8.071	*	9/30/2028	1,284,339
						3,172,825
	TRANSPORTATION & LOGISTICS - 4.3%
4,250,000	AAdvantage Loyalty IP Ltd.	3 Month LIBOR + 4.750%	8.993	*	3/10/2028	4,238,716
1,075,000	Brown Group Holding, LLC	SOFRRATE + 3.750%	7.844	*	6/8/2029	1,073,237
66,000	KKR Apple Bidco, LLC	1 Month LIBOR + 4.000%	8.323	*	9/23/2028	66,021
500,000	KKR Apple Bidco, LLC	1 Month LIBOR + 5.750%	9.821	*	7/13/2029	485,000
2,588,449	United Airlines, Inc.	1 Month LIBOR + 3.750%	8.108	*	4/14/2028	2,563,108
2,004,645	WestJet Airlines Ltd.	1 Month LIBOR + 3.000%	7.354	*	10/8/2026	1,838,951
						10,265,033
	WHOLESALE - CONSUMER STAPLES - 0.7%
1,400,300	H-Food Holdings, LLC	1 Month LIBOR + 4.000%	8.071	*	5/31/2025	1,255,768
563,886	Quirch Foods Holdings LLC	SOFRRATE + 4.500%	8.739	*	10/27/2027	515,955
						1,771,723
	WHOLESALE - DISCRETIONARY - 0.6%
1,358,000	Dealer Tire Financial, LLC	1 Month LIBOR + 4.500%	8.817	*	12/9/2027	1,346,458

	TOTAL BANK LOANS (Cost - $203,946,357)					193,124,719

	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET - 3.5%
8,389,543	First American Government Obligations Fund - Class U, 4.10%**					8,389,543
	TOTAL SHORT-TERM INVESTMENT (Cost - $8,389,543)

	TOTAL INVESTMENTS - 96.8% (Cost - $242,703,683)					$229,033,426
	OTHER ASSETS LESS LIABILITIES - 3.2%					7,492,149
	NET ASSETS - 100.0%					$236,525,575

*	Variable rate; rate shown represents the rate on September 30, 2022.

**	Rate disclosed is the seven day effective yield as of September 30, 2022.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2022, these securities amounted to $21,067,543 or 8.5 % of net assets.

^	The security is illiquid; total illiquid securities represent 0.00 % of net assets.

@	Security has not settled. Interest rate will be set at settlement.

+	Round to less than 0.1%

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares				Fair Value
	COMMON STOCKS — 1.1%
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
17,102	PHI Group, Inc.(a),(e) (Cost $418,742)			$162,469

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 2.8%
	LEISURE FACILITIES & SERVICES — 2.8%
25,352	FAT Brands, Inc. (Cost $563,439)	8.2500	12/31/49	398,279

Principal
Amount ($)
	CONVERTIBLE BONDS — 8.6%
	AUTOMOTIVE — 5.3%
1,000,000	NIO, Inc.	0.5000	02/01/27	758,800

	INTERNET MEDIA & SERVICES — 3.3%
1,000,000	fuboTV, Inc.	3.2500	02/15/26	470,000

	TOTAL CONVERTIBLE BONDS (Cost $1,739,832)			1,228,800

	CORPORATE BONDS — 83.7%
	APPAREL & TEXTILE PRODUCTS — 1.9%
300,000	Under Armour, Inc.	3.2500	06/15/26	267,354

	ASSET MANAGEMENT — 2.3%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	321,230

	AUTOMOTIVE — 5.0%
874,000	American Axle & Manufacturing, Inc. (b)	5.0000	10/01/29	707,176

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 83.7% (Continued)
	CHEMICALS — 6.5%
973,000	Rayonier AM Products, Inc. (b) (c)	7.6250	01/15/26	$929,264

	CONSUMER SERVICES — 1.7%
300,000	Rent-A-Center, Inc. (b) (c)	6.3750	02/15/29	243,074

	ENGINEERING & CONSTRUCTION — 0.9%
150,000	Tutor Perini Corporation(c)	6.8750	05/01/25	131,487

	HOME CONSTRUCTION — 5.2%
844,000	Beazer Homes USA, Inc.	5.8750	10/15/27	739,590

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	123,170

	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
300,000	Coinbase Global, Inc.(c)	3.6250	10/01/31	144,874

	INTERNET MEDIA & SERVICES — 1.8%
255,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	256,395

	MACHINERY — 6.4%
954,000	Titan International, Inc.	7.0000	04/30/28	901,927

	METALS & MINING — 6.9%
865,000	Coeur Mining, Inc. (b) (c)	5.1250	02/15/29	676,193
300,000	Hecla Mining Company	7.2500	02/15/28	295,854
				972,047
	OIL & GAS PRODUCERS — 2.3%
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	180,467
150,000	PBF Holding Company, LLC / PBF Finance Corporation	7.2500	06/15/25	148,481
				328,948
	OIL & GAS SERVICES & EQUIPMENT — 6.5%
593,000	Transocean, Inc.(c)	11.5000	01/30/27	595,363
517,000	Transocean, Inc. (b)	6.8000	03/15/38	326,808

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 83.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 6.5%			$922,171

	REAL ESTATE INVESTMENT TRUSTS — 6.0%
400,000	CoreCivic, Inc. (b)	4.7500	10/15/27	347,807
150,000	MPT Operating Partnership, L.P. / MPT Finance (b)	5.0000	10/15/27	126,414
447,000	Service Properties Trust	5.2500	02/15/26	374,063
				848,284
	REAL ESTATE OWNERS & DEVELOPERS — 4.8%
840,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	680,832

	RETAIL - CONSUMER STAPLES — 3.7%
983,000	Rite Aid Corporation(c)	8.0000	11/15/26	527,266

	RETAIL - DISCRETIONARY — 8.2%
420,000	BATH & BODY WORKS INC	6.7500	07/01/36	369,894
1,065,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	108,231
300,000	Kohl’s Corporation	5.5500	07/17/45	189,540
825,000	Nordstrom, Inc.	5.0000	01/15/44	502,673
				1,170,338
	SPECIALTY FINANCE — 5.5%
836,000	Enova International, Inc. (b) (c)	8.5000	09/15/25	776,417

	STEEL — 6.2%
966,000	United States Steel Corporation	6.6500	06/01/37	885,605

	TECHNOLOGY HARDWARE — 0%(d)
8,669,000	ENERGY CONVERSION DEVICES INC (c)	0.0000	12/15/49	0

	TOTAL CORPORATE BONDS (Cost $17,107,706)			11,877,449

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	WARRANT — 1.0%
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
14,310	PHI Group, Inc. (Cost $350,379)	$141,955

	COLLATERAL FOR SECURITIES LOANED – 27.0%
3,829,720	Mount Vernon Prime Portfolio, 4.49% (f)(g) (Cost $3,829,720)	3,829,720

	TOTAL INVESTMENTS – 124.2% (Cost $24,009,818)	$17,638,672
	OTHER ASSETS IN EXCESS OF LIABILITIES- (24.2)%	(3,440,182)
	NET ASSETS - 100.0%	$14,198,491

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $3,763,225 at December 31, 2022.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is 4,961,165 or 34.9% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid security. The total fair value of these securities as of December 31, 2022 was $162,469, representing 1.10% of net assets.

(f)	Rate disclosed is the seven day effective yield as of December 31, 2022.

(g)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	CLOSED END FUNDS — 1.9%
	MIXED ALLOCATION - 1.9%
28,217	NexPoint Diversified Real Estate Trust (Cost $322,855)	$316,312

	COMMON STOCKS — 38.4%
	ASSET MANAGEMENT - 13.3%
3,300	Apollo Global Management, Inc. (b)	210,507
35,292	Compass Diversified Holdings(b)	643,372
99,131	PennantPark Investment Corporation(b)	570,003
52,403	Sculptor Capital Management, Inc.	453,810
42,466	SuRo Capital Corporation	161,371
49,500	US Global Investors, Inc., Class A	143,055
		2,182,118
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	72,106

	BUSINESS DEVELOPMENT COMPANIES - 4.1%
95,140	Prospect Capital Corporation(b)	665,029

	ENTERTAINMENT CONTENT - 0.2%
3,386	Warner Bros Discovery, Inc.(a) (b)	32,099

	FOOD - 1.3%
5,284	Kraft Heinz Company (The)	215,112

	HEALTH CARE FACILITIES & SERVICES - 1.2%
1,225	Quest Diagnostics, Inc.	191,639

	INDUSTRIAL REIT - 1.5%
2,390	Innovative Industrial Properties, Inc. (b)	242,227

	OIL & GAS PRODUCERS - 4.4%
1,491	Chevron Corporation(b)	267,620

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 38.4% (Continued)
	OIL & GAS PRODUCERS - 4.4% (Continued)
4,177	Exxon Mobil Corporation	$460,723
		728,343
	REAL ESTATE INVESTMENT TRUSTS - 2.6%
15,250	Americold Realty Trust, Inc. (b)	431,728

	TECHNOLOGY HARDWARE - 2.9%
8,890	HP, Inc.	238,874
47,154	Pitney Bowes, Inc. (b)	179,185
4,612	Xerox Holdings Corporation(b)	67,335
		485,394
	TECHNOLOGY SERVICES - 1.9%
2,161	International Business Machines Corporation(b)	304,463
432	Kyndryl Holdings, Inc.(a) (b)	4,804
		309,267
	TELECOMMUNICATIONS - 2.1%
14,000	AT&T, Inc.	257,740
2,050	Verizon Communications, Inc.	80,770
		338,510
	TRANSPORTATION & LOGISTICS - 2.5%
26,000	AFC Gamma, Inc.	408,980

	TOTAL COMMON STOCKS (Cost $8,600,191)	6,302,552

	EXCHANGE-TRADED FUNDS — 2.8%
	FIXED INCOME - 2.8%
6,150	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $452,701)	452,825

	PREFERRED STOCKS — 0%(d)
	ASSET MANAGEMENT — 0%(d)
1,389	Pershing Square Tontine Holdings Ltd.(a)	0

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 12.6%
	AUTOMOTIVE — 3.2%
700,000	NIO, Inc.	0.5000	02/01/27	$531,160

	INTERNET MEDIA & SERVICES — 5.5%
662,000	fuboTV, Inc.	3.2500	02/15/26	311,140
618,000	Hello Group, Inc.	1.2500	07/01/25	594,034
				905,174
	SPECIALTY FINANCE — 3.9%
717,000	EZCORP, Inc.	2.3750	05/01/25	639,593

	TOTAL CONVERTIBLE BONDS (Cost $2,436,229)			2,075,927

	CORPORATE BONDS — 42.4%
	AUTOMOTIVE — 3.2%
639,000	American Axle & Manufacturing, Inc. (b)	5.0000	10/01/29	517,032

	HOME CONSTRUCTION — 3.4%
635,000	Beazer Homes USA, Inc.	5.8750	10/15/27	556,443

	INTERNET MEDIA & SERVICES — 2.0%
332,000	Uber Technologies, Inc.(c)	8.0000	11/01/26	333,817

	MACHINERY — 4.0%
687,000	Titan International, Inc.	7.0000	04/30/28	649,501

	METALS & MINING — 2.6%
534,000	Coeur Mining, Inc. (b) (c)	5.1250	02/15/29	417,442

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 42.4% (Continued)
	OIL & GAS PRODUCERS — 2.2%
350,000	Occidental Petroleum Corporation	6.6000	03/15/46	$360,936

	OIL & GAS SERVICES & EQUIPMENT — 10.6%
1,154,000	Transocean, Inc.(c)	11.5000	01/30/27	1,158,598
953,000	Transocean, Inc.(b)	6.8000	03/15/38	602,413
				1,761,011
	REAL ESTATE INVESTMENT TRUSTS — 5.8%
778,000	CoreCivic, Inc.(b)	4.7500	10/15/27	676,485
332,000	Service Properties Trust	5.2500	02/15/26	277,828
				954,313
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
445,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	360,679

	RETAIL - DISCRETIONARY — 2.7%
411,000	BATH & BODY WORKS INC	6.7500	07/01/36	361,968
373,000	Bed Bath & Beyond, Inc.	5.1650	08/01/44	37,906
74,000	Kohl’s Corporation	5.5500	07/17/45	46,753
				446,627
	SPECIALTY FINANCE — 3.7%
647,000	Enova International, Inc. (b) (c)	8.5000	09/15/25	600,889

	TECHNOLOGY HARDWARE — 0%(d)
5,543,000	ENERGY CONVERSION DEVICES INC (c)	0.0000	12/15/49	0

	TOTAL CORPORATE BONDS (Cost $9,449,348)			6,958,690

Shares
	COLLATERAL FOR SECURITIES LOANED – 32.2%
5,282,070	Mount Vernon Prime Portfolio, 4.49% (e)(f) (Cost $5,282,070)			5,282,070

	TOTAL INVESTMENTS – 130.3% (Cost $26,543,394)			$21,388,376
	OTHER ASSETS IN EXCESS OF LIABILITIES- (30.3)%			(4,973,881)
	NET ASSETS - 100.0%			$16,414,495

See accompanying notes which are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

ETF - Exchange-Traded Fund

LTD - Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $5,143,555 at December 31, 2022.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022 the total market value of 144A securities is 2,871,424 or 17.5% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2022

(f)	Mutual Fund Series Trust’s securities lending policy and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes which are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2022

			Catalyst/MAP	Catalyst/CIFC			Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate		Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund		High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$81,609,079	$563,021,860	$14,199,716	$242,703,683		$24,009,818	$26,543,394
Investment in Securities, at Value, Securities on loan ($0; $0; $0;$0; $3,376,536; $5,143,555)	$74,753,249	$495,185,257	$15,363,475	$229,033,426		$17,638,672	$21,388,376
Cash	937,248	—	7,271	12,225,000		130,013	93,825
Receivable for Fund shares sold	8,036	320,273	126	215,065		—	—
Receivable for securities sold	—	—	591,288	12,661,715		—	—
Dividends and interest receivable	1,261,540	2,475,273	126,642	2,851,664		326,080	254,084
Due from Manager	—	—	567	—		—	—
Prepaid expenses and other assets	27,854	43,780	23,009	65,695		28,770	26,182
Total Assets	76,987,927	498,024,583	16,112,378	257,052,565		18,123,535	21,762,467

LIABILITIES:
Options written
(premiums received $0, $0, $11,849, $0, $0, $0)	—	—	1,125	—		—	—
Payable for securities purchased	—	3,602,132	543,380	18,976,679		—	—
Management fees payable	23,801	511,271	—	124,898		1,255	5,453
Distribution Payable	58,479	—	581	206,039		—	—
Payable upon return of securities loaned (Note 8)	—	—	—	—		3,829,720	5,282,070
Line of credit payable	—	—	—	—		—	20,000
Payable for Fund shares redeemed	4,812,417	1,917,459	106,400	1,127,219		60,631	4,657
Payable to related parties	10,804	39,201	3,341	22,032		5,587	6,635
Trustee fee payable	3,164	2,641	3,262	2,882		3,216	3,253
Accrued 12b-1 fees	5,839	33,387	10,796	30,420		11,022	10,660
Compliance Officer fees payable	—	—	—	90		—	—
Accrued expenses and other liabilities	37,304	63,162	14,711	36,731		13,613	15,244
Total Liabilities	4,951,808	6,169,253	683,596	20,526,990		3,925,044	5,347,972

Net Assets	$72,036,119	$491,855,330	$15,428,782	$236,525,575		$14,198,491	$16,414,495

NET ASSETS CONSIST OF:
Paid in capital	$84,219,612	$573,925,119	$14,291,571	$265,952,599		$50,698,146	$39,191,172
Accumulated earnings (losses)	(12,183,493)	(82,069,789)	1,137,211	(29,427,024)		(36,499,655)	(22,776,677)
Net Assets	$72,036,119	$491,855,330	$15,428,782	$236,525,575		$14,198,491	$16,414,495

Class A
Net Assets	$4,488,675	$33,488,931	$2,103,890	$29,184,906		$7,756,767	$6,294,605
Shares of beneficial interest outstanding (b)	520,099	3,480,556	186,355	3,278,743		2,321,369	1,460,072
Net asset value per share (Net assets/shares outstanding)	$8.63	$9.62	$11.29	$8.90		$3.34	$4.31
Maximum offering price per share (c)	$9.06	$10.10	$11.98	$9.34		$3.51	$4.57
Minimum redemption price per share (d)	$8.54	$9.52	$11.18	$8.81		$3.31	$4.27

Class C
Net Assets	$2,993,283	$22,832,538	$5,523,549	$21,325,163		$2,240,714	$3,162,320
Shares of beneficial interest outstanding (b)	346,415	2,385,471	498,271	2,404,320		669,219	734,384
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.64	$9.57	$11.09	$8.87		$3.35	$4.31

Class I
Net Assets	$64,554,161	$435,533,861	$7,801,343	$186,014,503		$4,201,010	$6,957,570
Shares of beneficial interest outstanding (b)	7,461,059	45,268,919	688,976	20,881,643		1,256,896	1,618,731
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$8.65	$9.62	$11.32	$8.91		$3.34	$4.30

Class C1
Net Assets				$1,003
Shares of beneficial interest outstanding (b)				113
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)				$8.87	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(d)	Does not tie due to rounding

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2022

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Floating Rate	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$—	$133,794	$58,680	$28,426	$208,883
Interest Income	2,523,401	19,701,561	97,984	9,094,423	604,791	364,753
Securities Lending Income - net	—	—	—	—	24,236	25,255
Foreign tax withheld	—	—	(41,751)	—	—	—
Total Investment Income	2,523,401	19,701,561	190,027	9,153,103	657,453	598,891
Operating Expenses:
Investment management fees	333,109	4,039,133	83,074	1,228,507	85,151	87,736
12b-1 Fees:
Class A	5,986	42,619	2,868	33,694	10,064	8,376
Class C	17,014	127,076	29,248	108,952	11,932	16,533
Class C1	—	—	—	2	—	—
Registration fees	26,914	41,933	16,378	31,391	21,425	20,219
Networking fees	66,050	338,492	7,544	135,244	9,480	7,204
Transfer Agent fees	4,516	22,029	652	8,464	1,534	766
Management services fees	9,984	60,390	1,860	27,512	1,914	1,965
Administration fees	25,467	181,414	16,921	82,181	17,929	18,150
Audit fees	7,852	9,283	8,038	7,783	7,786	7,886
Legal fees	6,085	7,793	6,919	9,166	6,607	6,563
Trustees’ fees	7,055	7,528	7,032	6,943	7,059	7,032
Compliance officer fees	3,975	11,179	4,238	8,373	4,374	4,432
Printing expense	4,578	21,280	988	8,249	1,682	756
Custody fees	2,931	22,554	5,881	9,555	1,933	1,814
Insurance expense	2,202	9,377	252	2,747	379	291
Dividend expense	—	—	—	—	—	—
Interest expense	1,020	—	—	—	2,665	—
Miscellaneous expense	1,211	1,817	1,323	8,318	1,507	1,477
Total Operating Expenses	525,949	4,943,897	193,216	1,717,081	193,421	191,200
Less: Fees waived/ Expenses reimbursed by Manager	(169,255)	(737,094)	(80,576)	(469,097)	(64,163)	(49,694)
Net Operating Expenses	356,694	4,206,803	112,640	1,247,984	129,258	141,506
Net Investment Income	2,166,707	15,494,758	77,387	7,905,119	528,195	457,385

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(2,655,149)	(6,958,370)	43,507	(5,372,977)	(349,538)	96,353
Foreign currency transactions	—	—	(33)	—	—	—
Net realized gain (loss)	(2,655,149)	(6,958,370)	43,474	(5,372,977)	(349,538)	96,353
Net change in unrealized appreciation (depreciation) on:
Investments	907,984	(29,425,115)	(160,062)	4,432,685	547,650	267,748
Options written	—	—	10,724	—	—	—
Foreign currency translations	—	—	1,089	—	—	—
Net change in unrealized appreciation (depreciation)	907,984	(29,425,115)	(148,249)	4,432,685	547,650	267,748
Net Realized and Unrealized Gain (Loss) on Investments	(1,747,165)	(36,383,485)	(104,775)	(940,292)	198,112	364,101
Net Increase (Decrease) in Net Assets Resulting From Operations	$419,542	$(20,888,727)	$(27,388)	$6,964,827	$726,307	$821,486

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$2,166,707	$3,170,743	$15,494,758	$29,392,867	$77,387	$315,262
Net realized gain (loss) on investments	(2,655,149)	(1,383,194)	(6,958,370)	(4,080,758)	43,474	416,606
Net change in unrealized appreciation (depreciation) on investments	907,984	(10,567,439)	(29,425,115)	(39,161,011)	(148,249)	(1,607,807)
Net increase (decrease) in net assets resulting from operations	419,542	(8,779,890)	(20,888,727)	(13,848,902)	(27,388)	(875,939)
Distributions to Shareholders from:
Total Distributions
Class A	(112,397)	(163,505)	(1,070,727)	(2,715,394)	(17,761)	(155,506)
Class C	(66,833)	(86,184)	(699,813)	(1,500,064)	(37,305)	(358,306)
Class I	(1,989,141)	(3,249,236)	(15,535,055)	(25,849,211)	(74,151)	(639,024)
Total distributions to shareholders	(2,168,371)	(3,498,925)	(17,305,595)	(30,064,669)	(129,217)	(1,152,836)
Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	38,766	2,326,682	6,787,814	33,536,685	205,867	561,076
Class C	65,267	977,166	1,561,667	21,722,242	610,946	975,384
Class I	4,473,582	41,598,900	132,087,482	429,518,090	264,603	1,778,445
Reinvestment of distributions
Class A	89,770	151,108	886,427	2,332,430	16,478	140,579
Class C	53,886	84,553	600,103	1,315,737	35,671	331,718
Class I	1,417,092	2,688,624	12,486,553	20,228,670	61,088	550,461
Cost of shares redeemed
Class A	(640,223)	(1,520,880)	(5,249,895)	(33,433,044)	(515,156)	(682,243)
Class C	(720,407)	(815,345)	(4,931,368)	(12,294,002)	(1,048,713)	(1,278,446)
Class I	(27,941,263)	(40,853,724)	(156,034,699)	(211,259,402)	(1,179,661)	(3,051,992)
Net increase (decrease) in net assets from share transactions of beneficial interest	(23,163,530)	4,637,084	(11,805,916)	251,667,406	(1,548,877)	(675,018)
Total Increase (Decrease) in Net Assets	(24,912,359)	(7,641,731)	(50,000,238)	207,753,835	(1,705,482)	(2,703,793)
Net Assets:
Beginning of year/period	96,948,478	104,590,209	541,855,568	334,101,733	17,134,264	19,838,057
End of year/period	$72,036,119	$96,948,478	$491,855,330	$541,855,568	$15,428,782	$17,134,264

Share Activity:
Class A
Shares Sold	4,485	237,811	678,567	3,042,577	18,111	45,771
Shares Reinvested	10,202	15,857	89,733	213,999	1,470	11,500
Shares Redeemed	(71,933)	(158,535)	(529,576)	(3,118,235)	(46,024)	(55,779)
Net increase (decrease) in shares of Beneficial interest	(57,246)	95,133	238,724	138,341	(26,443)	1,492

Class C
Shares Sold	7,390	101,401	158,347	1,977,168	55,942	80,659
Shares Reinvested	6,114	8,860	61,004	121,471	3,173	27,510
Shares Redeemed	(81,454)	(85,415)	(499,560)	(1,141,103)	(94,992)	(104,061)
Net increase (decrease) in shares of Beneficial interest	(67,950)	24,846	(280,209)	957,536	(35,877)	4,108

Class I
Shares Sold	505,326	4,270,849	13,181,568	39,263,124	23,038	142,178
Shares Reinvested	160,583	280,910	1,264,149	1,863,882	5,459	44,967
Shares Redeemed	(3,184,041)	(4,263,715)	(15,738,505)	(19,574,533)	(107,189)	(246,434)
Net increase (decrease) in shares of Beneficial interest	(2,518,132)	288,044	(1,292,788)	21,552,473	(78,692)	(59,289)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Floating				Catalyst/SMH Total
	Rate Income Fund		Catalyst/SMH High Income Fund		Return Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022	December 31, 2022	June 30, 2022
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income	$7,905,119	$7,609,592	$528,195	$1,175,770	$457,385	$749,938
Net realized gain (loss) on investments	(5,372,977)	(69,081)	(349,538)	394,393	96,353	745,704
Net change in unrealized appreciation/ (depreciation) on investments	4,432,685	(19,036,032)	547,650	(5,678,065)	267,748	(4,507,350)
Net increase (decrease) in net assets resulting from operations	6,964,827	(11,495,521)	726,307	(4,107,902)	821,486	(3,011,708)
Distributions to Shareholders from:
Return of Capital
Class A	—	—	—	(10,949)	—	(108,439)
Class C	—	—	—	(4,548)	—	(77,637)
Class I	—	—	—	(13,916)	—	(136,348)
Distributions paid
Class A	(876,836)	(753,730)	(281,934)	(446,399)	(163,621)	(221,511)
Class C	(616,952)	(489,404)	(72,551)	(145,709)	(68,610)	(118,764)
Class I	(6,517,595)	(6,182,058)	(218,162)	(583,662)	(193,584)	(299,150)
Class C1	(12)	—	—	—	—	—
Total distributions to shareholders	(8,011,395)	(7,425,192)	(572,647)	(1,205,183)	(425,815)	(961,849)
Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,238,489	9,072,404	223,006	2,766,549	141,756	4,868,376
Class C	2,039,800	13,300,129	125,572	94,061	138,450	162,733
Class I	55,311,729	177,065,245	5,818,722	9,478,574	580,215	4,754,079
Class C1	1,000	—	—	—	—	—
Reinvestment of distributions
Class A	611,367	680,962	141,100	228,833	89,052	198,296
Class C	430,078	440,612	42,528	79,059	61,294	168,733
Class I	5,630,178	5,291,587	161,985	470,256	126,943	284,429
Cost of shares redeemed
Class A	(3,225,542)	(3,948,424)	(654,689)	(1,739,154)	(807,371)	(1,051,842)
Class C	(2,967,102)	(4,657,414)	(487,607)	(2,951,260)	(404,031)	(4,860,709)
Class I	(76,532,268)	(85,850,568)	(9,427,007)	(10,897,564)	(2,662,171)	(1,779,954)
Net increase (decrease) in net assets from share transactions of beneficial interest	(10,462,271)	111,394,533	(4,056,390)	(2,470,646)	(2,735,863)	2,744,141
Total Increase (Decrease) in Net Assets	(11,508,839)	92,473,820	(3,902,730)	(7,783,731)	(2,340,192)	(1,229,416)

Net Assets:
Beginning of year/period	248,034,414	155,560,594	18,101,221	25,884,952	18,754,687	19,984,103
End of year/period	$236,525,575	$248,034,414	$14,198,491	$18,101,221	$16,414,495	$18,754,687

Share Activity:
Class A
Shares Sold	920,610	949,670	64,871	669,639	32,835	959,020
Shares Reinvested	68,272	72,112	41,847	58,383	20,682	40,310
Shares Redeemed	(360,157)	(416,701)	(191,488)	(425,185)	(189,712)	(211,833)
Net increase (decrease) in shares of Beneficial interest	628,725	605,081	(84,770)	302,837	(136,195)	787,497

Class C
Shares Sold	227,729	1,403,360	37,595	22,791	32,746	33,833
Shares Reinvested	48,194	46,891	12,572	20,031	14,235	34,006
Shares Redeemed	(331,659)	(491,547)	(141,463)	(715,988)	(92,235)	(960,872)
Net increase (decrease) in shares of Beneficial interest	(55,736)	958,704	(91,296)	(673,166)	(45,254)	(893,033)

Class I
Shares Sold	6,169,592	18,617,134	1,735,145	2,286,131	137,658	963,420
Shares Reinvested	628,734	560,961	47,900	118,995	29,532	58,276
Shares Redeemed	(8,553,257)	(9,152,986)	(2,800,443)	(2,715,507)	(610,279)	(366,356)
Net increase (decrease) in shares of Beneficial interest	(1,754,931)	10,025,109	(1,017,398)	(310,381)	(443,089)	655,340

Class C1
Shares Sold	113
Shares Reinvested	—
Shares Redeemed	—
Net increase in shares of Beneficial interest	113

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.82		$9.88	$9.50	$9.55	$9.38	$9.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.21		0.26	0.28	0.28	0.26	0.20
Net realized and unrealized gain (loss) on investments	(0.19)		(1.04)	0.39	(0.03)	0.12	0.10
Total from investment operations	0.02		(0.78)	0.67	0.25	0.38	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.25)	(0.29)	(0.28)	(0.21)	(0.19)
From net realized gains	—		(0.03)	—	(0.02)	—	—
Total distributions	(0.21)		(0.28)	(0.29)	(0.30)	(0.21)	(0.19)

Net asset value, end of year/period	$8.63		$8.82	$9.88	$9.50	$9.55	$9.38

Total return (B)	0.19	% (C)	(8.06)%	7.15%	2.72%	4.06%	3.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,489		$5,090	$4,764	$3,500	$2,453	$141
Ratios to average net assets
Expenses, before waiver and reimbursement	1.38	% (D)	1.34%	1.37%	1.43%	2.12%	4.17%
Expenses, net waiver and reimbursement	1.00	% (D)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment Income (loss), before waiver and reimbursement	4.31	% (D)	2.34%	2.50%	2.55%	1.67%	(1.07)%
Net investment income, net waiver and reimbursement	4.69	% (D)	2.68%	2.87%	2.98%	2.79%	2.10%
Portfolio turnover rate	31	% (C)	70%	89%	172%	126%	34%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.83		$9.89	$9.50	$9.56	$9.37	$9.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.17		0.18	0.19	0.21	0.19	0.13
Net realized and unrealized gain (loss) on investments	(0.18)		(1.03)	0.42	(0.04)	0.14	0.11
Total from investment operations	(0.01)		(0.85)	0.61	0.17	0.33	0.24

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.18)	(0.22)	(0.21)	(0.14)	(0.12)
From net realized gains	—		(0.03)	—	(0.02)	—	—
Total distributions	(0.18)		(0.21)	(0.22)	(0.23)	(0.14)	(0.12)

Net asset value, end of year/period	$8.64		$8.83	$9.89	$9.50	$9.56	$9.37

Total return (B)	(0.19	)% (C)	(8.76)%	6.48%	1.84%	3.51%	2.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,993		$3,658	$3,851	$1,668	$1,131	$41
Ratios to average net assets
Expenses, before waiver and reimbursement	2.13	% (D)	2.09%	2.12%	2.18%	2.87%	4.92%
Expenses, net waiver and reimbursement	1.75	% (D)	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss), before waiver and reimbursement	3.55	% (D)	1.57%	1.60%	1.80%	0.87%	(1.85)%
Net investment income, net waiver and reimbursement	3.93	% (D)	1.91%	1.97%	2.23%	1.99%	1.32%
Portfolio turnover rate	31	% (C)	70%	89%	172%	126%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.84		$9.90	$9.51	$9.56	$9.38	$9.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.28	0.30	0.31	0.29	0.23
Net realized and unrealized gain (loss) on investments	(0.19)		(1.03)	0.40	(0.05)	0.13	0.10
Total from investment operations	0.03		(0.75)	0.70	0.26	0.42	0.33

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.28)	(0.31)	(0.29)	(0.24)	(0.22)
From net realized gains	—		(0.03)	—	(0.02)	—	—
Total distributions	(0.22)		(0.31)	(0.31)	(0.31)	(0.24)	(0.22)

Net asset value, end of year/period	$8.65		$8.84	$9.90	$9.51	$9.56	$9.38

Total return (B)	0.32	% (C)	(7.79)%	7.45%	2.90%	4.49%	3.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$64,554		$88,201	$95,976	$46,580	$29,737	$2,179
Ratios to average net assets
Expenses, before waiver and reimbursement	1.13	% (D)	1.09%	1.12%	1.18%	1.87%	4.42%
Expenses, net waiver and reimbursement	0.75	% (D)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment Income (loss), before waiver and reimbursement	4.55	% (D)	2.57%	2.65%	2.80%	1.89%	(1.19)%
Net investment income, net waiver and reimbursement	4.93	% (D)	2.91%	3.02%	3.23%	3.01%	2.48%
Portfolio turnover rate	31	% (C)	70%	89%	172%	126%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.33		$11.21	$11.11	$11.16		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.28		0.66	0.73	0.57		0.27
Net realized and unrealized gain(loss) on investments	(0.67)		(0.87)	0.08	(0.07)		1.06
Total from investment operations	(0.39)		(0.21)	0.81	0.50		1.33

LESS DISTRIBUTIONS:
From net investment income	(0.32)		(0.66)	(0.71)	(0.55)		(0.17)
From net realized gains	—		(0.01)	—	—		—
Total distributions	(0.32)		(0.67)	(0.71)	(0.55)		(0.17)

Net asset value, end of year/period	$9.62		$10.33	$11.21	$11.11		$11.16

Total return (C)	(3.86	)% (E)	(2.03)%	7.39%	4.60	% (D)	13.28	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$33,489		$33,489	$34,778	$15,978		$1,016
Ratios to average net assets
Expenses, before waiver and reimbursement	2.02	% (F)	1.99%	2.04%	2.11%		2.71	% (F)
Expenses, net waiver and reimbursement	1.75	% (F)	1.75%	1.75%	1.75%		1.75	% (F)
Net investment income, before waiver and reimbursement	5.30	% (F)	5.81%	6.13%	4.83%		3.77	% (F)
Net investment income, net waiver and reimbursement	5.57	% (F)	6.05%	6.42%	5.18%		4.73	% (F)
Portfolio turnover rate	21	% (E)	57%	58%	94%		42	% (E)

	Class C
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.28		$11.16	$11.07	$11.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.24		0.58	0.65	0.46	0.22
Net realized and unrealized gain (loss) on investments	(0.67)		(0.87)	0.07	(0.05)	1.05
Total from investment operations	(0.43)		(0.29)	0.72	0.41	1.27

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.58)	(0.63)	(0.47)	(0.14)
From net realized gains	—		(0.01)	—	—	—
Total distributions	(0.28)		(0.59)	(0.63)	(0.47)	(0.14)

Net asset value, end of year/period	$9.57		$10.28	$11.16	$11.07	$11.13

Total return (C)	(4.24	)% (E)	(2.74)%	6.61%	3.82%	12.75	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$22,833		$27,398	$19,059	$4,605	$769
Ratios to average net assets
Expenses, before waiver and reimbursement	2.77	% (F)	2.74%	2.79%	2.86%	3.46	% (F)
Expenses, net waiver and reimbursement	2.50	% (F)	2.50%	2.50%	2.50%	2.50	% (F)
Net investment Income, before waiver and reimbursement	4.54	% (F)	5.06%	5.47%	3.82%	2.98	% (F)
Net investment income, net waiver and reimbursement	4.81	% (F)	5.30%	5.76%	4.17%	3.94	% (F)
Portfolio turnover rate	21	% (E)	57%	58%	94%	42	% (E)

(A)	The Catalyst Enhanced Income Fund Class A and Class C shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.33		$11.21	$11.11	$11.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.29		0.69	0.76	0.57	0.25
Net realized and unrealized gain (loss) on investments	(0.67)		(0.87)	0.07	(0.04)	1.08
Total from investment operations	(0.38)		(0.18)	0.83	0.53	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.33)		(0.69)	(0.73)	(0.57)	(0.18)
From net realized gains	—		(0.01)	—	—	—
Total distributions	(0.33)		(0.70)	(0.73)	(0.57)	(0.18)

Net asset value, end of year/period	$9.62		$10.33	$11.21	$11.11	$11.15

Total return (C)	(3.74	)% (D)	(1.79)%	7.64%	4.93%	13.32	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$435,534		$480,968	$280,265	$125,800	$29,378
Ratios to average net assets
Expenses, before waiver and reimbursement	1.77	% (E)	1.74%	1.79%	1.86%	2.46	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50%	1.50%	1.50	% (E)
Net investment income, before waiver and reimbursement	5.55	% (E)	6.07%	6.39%	4.82%	3.47	% (E)
Net investment income, net waiver and reimbursement	5.82	% (E)	6.31%	6.68%	5.17%	4.43	% (E)
Portfolio turnover rate	21	% (D)	57%	58%	94%	42	% (D)

(A)	The Catalyst Enhanced Income Fund Class I shares commenced operations on December 31, 2018.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$11.36		$12.69	$10.95		$11.65	$12.06	$11.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.22	0.20		0.22	0.18	0.14
Net realized and unrealized gain (loss) on investments	(0.04)		(0.80)	1.74		(0.60)	0.29	0.35
Total from investment operations	0.02		(0.58)	1.94		(0.38)	0.47	0.49

LESS DISTRIBUTIONS:
From return of capital	—		—	—		—	(0.02)	—
From net investment income	(0.02)		(0.28)	(0.20)		(0.21)	(0.16)	(0.22)
From net realized gains	(0.07)		(0.47)	(0.00	) (B)	(0.11)	(0.70)	(0.17)
Total distributions	(0.09)		(0.75)	(0.20)		(0.32)	(0.88)	(0.39)

Net asset value, end of year/period	$11.29		$11.36	$12.69		$10.95	$11.65	$12.06

Total return (C)	0.21	% (F)	(4.90)%	17.83%		(3.27)%	4.28%	4.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,104		$2,418	$2,681		$3,502	$4,132	$5,332
Ratios to average net assets
Expenses, before waiver and reimbursement (D,E)	2.19	% (G)	2.07%	2.00%		1.95%	1.90%	1.87%
Expenses, net waiver and reimbursement (D,E)	1.22	% (G)	1.22%	1.22%		1.22%	1.31%	1.55%
Net investment income, before waiver and reimbursement (E)	0.07	% (G)	0.95%	0.92%		1.22%	0.98%	0.84%
Net investment income, net waiver and reimbursement (E)	1.04	% (G)	1.81%	1.70%		1.95%	1.57%	1.16%
Portfolio turnover rate	16	% (F)	25%	18%		49%	38%	42%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$11.18		$12.55	$10.85		$11.52	$11.96	$11.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.13	0.12		0.13	0.10	0.07
Net realized and unrealized gain (loss) on investments	(0.04)		(0.78)	1.70		(0.58)	0.27	0.33
Total from investment operations	(0.02)		(0.65)	1.82		(0.45)	0.37	0.40

LESS DISTRIBUTIONS:
From return of capital	—		—	—		—	(0.01)	—
From net investment income	—		(0.25)	(0.12)		(0.11)	(0.10)	(0.15)
From net realized gains	(0.07)		(0.47)	(0.00	) (B)	(0.11)	(0.70)	(0.17)
Total distributions	(0.07)		(0.72)	(0.12)		(0.22)	(0.81)	(0.32)

Net asset value, end of year/period	$11.09		$11.18	$12.55		$10.85	$11.52	$11.96

Total return (C)	(0.16	)% (F)	(5.57)%	16.87%		(3.93)%	3.45%	3.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$5,524		$5,972	$6,653		$6,249	$6,251	$5,904
Ratios to average net assets
Expenses, before waiver and reimbursement (D,E)	2.94	% (G)	2.82%	2.75%		2.70%	2.65%	2.62%
Expenses, net waiver and reimbursement (D,E)	1.97	% (G)	1.97%	1.97%		1.97%	2.06%	2.30%
Net investment income (loss), before waiver and reimbursement (E)	(0.66	)% (G)	0.19%	0.23%		0.47%	0.31%	0.30%
Net investment income, net waiver and reimbursement (E)	0.31	% (G)	1.04%	1.01%		1.20%	0.90%	0.62%
Portfolio turnover rate	16	% (F)	25%	18%		49%	38%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized

(G)	Annualized

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$11.39		$12.70	$10.96		$11.67	$12.08	$11.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.25	0.23		0.25	0.22	0.23
Net realized and unrealized gain (loss) on investments	(0.05)		(0.79)	1.74		(0.60)	0.29	0.31
Total from investment operations	0.03		(0.54)	1.97		(0.35)	0.51	0.54

LESS DISTRIBUTIONS:
From return of capital	—		—	—		—	(0.03)	—
From net investment income	(0.03)		(0.30)	(0.23)		(0.25)	(0.19)	(0.26)
From net realized gains	(0.07)		(0.47)	(0.00	) (B)	(0.11)	(0.70)	(0.17)
Total distributions	(0.10)		(0.77)	(0.23)		(0.36)	(0.92)	(0.43)

Net asset value, end of year/period	$11.32		$11.39	$12.70		$10.96	$11.67	$12.08

Total return (C)	0.28	% (F)	(4.61)%	18.12%		(3.04)%	4.55%	4.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,801		$8,744	$10,504		$12,763	$13,054	$12,025
Ratios to average net assets
Expenses, before waiver and reimbursement (D,E)	1.94	% (G)	1.82%	1.75%		1.70%	1.65%	1.62%
Expenses, net waiver and reimbursement (D,E)	0.97	% (G)	0.97%	0.97%		0.97%	1.06%	1.25%
Net investment income, before waiver and reimbursement (E)	0.36	% (G)	1.16%	1.15%		1.47%	1.31%	1.43%
Net investment income, net waiver and reimbursement (E)	1.33	% (G)	2.01%	1.93%		2.20%	1.90%	1.80%
Portfolio turnover rate	16	% (F)	25%	18%		49%	38%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.94		$9.62	$9.11	$9.57		$9.61	$9.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.29		0.33	0.28	0.40		0.46	0.41
Net realized and unrealized gain (loss) on investments	(0.04)		(0.69)	0.54	(0.40)		(0.07)	0.28
Total from investment operations	0.25		(0.36)	0.82	0.00		0.39	0.69

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.32)	(0.31)	(0.46)		(0.43)	(0.39)
From net realized gains	—		—	—	—		—	—
Total distributions	(0.29)		(0.32)	(0.31)	(0.46)		(0.43)	(0.39)

Net asset value, end of year/period	$8.90		$8.94	$9.62	$9.11		$9.57	$9.61

Total return (B)	2.81	% (I)	(3.91)%	9.08%	(0.06	)% (C,H)	4.22%	7.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$29,185		$23,683	$19,682	$15,341		$17,287	$12,004
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.53	% (J)	1.53%	1.59%	1.66%		1.72%	1.84%
Expenses, net waiver and reimbursement (D,E)	1.15	% (J)	1.15%	1.15%	1.15%		1.31%	1.40%
Net investment income, before waiver and reimbursement (D,G)	6.07	% (J)	3.10%	2.52%	3.75%		4.40%	3.88%
Net investment income, net waiver and reimbursement (D,G)	6.45	% (J)	3.48%	2.96%	4.27%		4.80%	4.32%
Portfolio turnover rate	35	% (I)	95%	180%	231%		178%	163%

	Class C
	For the		For the	For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020		June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.91		$9.59	$9.08	$9.54		$9.58	$9.29

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (A)	0.25		0.26	0.21	0.32		0.38	0.34
Net realized and unrealized gain (loss) on investments	(0.03)		(0.69)	0.54	(0.40)		(0.06)	0.27
Total from investment operations	0.22		(0.43)	0.75	(0.08)		0.32	0.61

LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.25)	(0.24)	(0.38)		(0.36)	(0.32)
From net realized gains	—		—	—	—		—	—
Total distributions	(0.26)		(0.25)	(0.24)	(0.38)		(0.36)	(0.32)

Net asset value, end of year/period	$8.87		$8.91	$9.59	$9.08		$9.54	$9.58

Total return (B)	2.42	% (I)	(4.63)%	8.30%	(0.81	)% (C,H)	3.46%	6.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$21,325		$21,907	$14,399	$11,716		$9,851	$9,417
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.28	% (J)	2.28%	2.34%	2.41%		2.46%	2.59%
Expenses, net waiver and reimbursement (D,F)	1.90	% (J)	1.90%	1.90%	1.90%		2.07%	2.15%
Net investment income, before waiver and reimbursement (D,G)	5.26	% (J)	2.37%	1.75%	2.95%		3.59%	3.13%
Net investment income, net waiver and reimbursement (D,G)	5.64	% (J)	2.74%	2.19%	3.46%		3.97%	3.59%
Portfolio turnover rate	35	% (I)	95%	180%	231%		178%	163%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.00% and 0.34% for the A shares and 0.11% and 0.34% for the C shares for June 30, 2020 related to the pricing errors reimburement. Without these transactions, total return would have been (0.81)% and 9.32% for the A shares and (0.92)% and 8.54%for the C shares for June 30, 2020.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.53	% (J)	1.53%	1.59%	1.66%	1.71%	1.79%
Expenses, net waiver and reimbursement	1.15	% (J)	1.15%	1.15%	1.15%	1.31%	1.35%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.28	% (J)	2.28%	2.34%	2.41%	2.45%	2.57%
Expenses, net waiver and reimbursement	1.90	% (J)	1.90%	1.90%	1.90%	2.06%	2.10%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class C-1
	For the
	Period Ended
	December 31, 2022
	(Unaudited)

Net asset value, beginning of year/period	$8.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10
Net realized and unrealized gain (loss) on investments	0.04
Total from investment operations	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.11)
From net realized gains	—
From return of capital	—
Total distributions	(0.11)

Net asset value, end of year/period	$8.87

Total return (B)	1.52	% (I)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	2.52	% (J)
Expenses, net waiver and reimbursement (D,E)	1.90	% (J)
Net investment income, before waiver and reimbursement (D,G)	6.33	% (J)
Net investment income, net waiver and reimbursement (D,G)	6.96	% (J)
Portfolio turnover rate	35	% (I)

	Class I
	For the		For the		For the	For the		For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021	June 30, 2020		June 30, 2019		June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$8.94		$9.63		$9.12	$9.59		$9.62		$9.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.30		0.36		0.32	0.41		0.48		0.44
Net realized and unrealized gain (loss) on investments	(0.03)		(0.71)		0.52	(0.40)		(0.05)		0.27
Total from investment operations	0.27		(0.35)		0.84	0.01		0.43		0.71

LESS DISTRIBUTIONS:
From net investment income	(0.30)		(0.34)		(0.33)	(0.48)		(0.46)		(0.41)
From net realized gains	—		—		—	—		—		—
Total distributions	(0.30)		(0.34)		(0.33)	(0.48)		(0.46)		(0.41)

Net asset value, end of year/period	$8.91		$8.94		$9.63	$9.12		$9.59		$9.62

Total return (B)	3.05	% (I)	(3.74	)% (G)	9.34%	0.21	% (C,G)	4.58	% (G)	7.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$186,015		$202,444		$121,480	$63,191		$40,341		$30,021
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	1.28	% (J)	1.28%		1.34%	1.41%		1.46%		1.56%
Expenses, net waiver and reimbursement (D,F)	0.90	% (J)	0.90%		0.90%	0.90%		1.07%		1.15%
Net investment income, before waiver and reimbursement (D,G)	6.23	% (J)	3.39%		2.88%	3.88%		4.65%		4.14%
Net investment income, net waiver and reimbursement (DGF)	6.61	% (J)	3.77%		3.31%	4.39%		5.03%		4.55%
Portfolio turnover rate	35	% (I)	95%		180%	231%		178%		163%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.11% and 0.34% related to the pricing errors reimbursement for June 30, 2020. Without these transactions, total return would have been 0.10% and 9.71% for June 30, 2020 and 2017.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.52%
Expenses, net waiver and reimbursement	1.90%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	1.28%	1.28%	1.34%	1.41%	1.45%	1.51%
Expenses, net waiver and reimbursement	0.90%	0.90%	0.90%	0.90%	1.06%	1.10%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(I)	Not annualized.

(J)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$3.33		$4.23		$3.53		$3.79	$3.92	$3.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.19		0.17		0.18	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.02		(0.90)		0.70		(0.24)	(0.12)	0.06
Total from investment operations	0.13		(0.71)		0.87		(0.06)	0.08	0.27

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.19)		(0.16)		(0.18)	(0.21)	(0.21)
From net realized gains	—		(0.00	) (C)	(0.01)		—	—	—
From return of capital	—		(0.00	) (C)	(0.00	) (C)	(0.02)	—	—
Total distributions	(0.12)		(0.19)		(0.17)		(0.20)	(0.21)	(0.21)

Net asset value, end of year/period	$3.34		$3.33		$4.23		$3.53	$3.79	$3.92

Total return (B)	3.95	% (F)	(17.26)%		25.21%		(1.51)%	2.09%	7.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$7,757		$8,002		$8,889		$8,421	$9,517	$14,858
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.28	% (G)	1.95%		2.04%		2.07%	1.87%	1.78%
Expenses, net waiver and reimbursement (D)	1.52	% (G)	1.49%		1.48%		1.48%	1.47%	1.45%
Net investment income, before waiver and reimbursement	5.51	% (G)	4.31%		3.71%		4.22%	4.70%	4.88%
Net investment income, net waiver and reimbursement	6.24	% (G)	4.78%		4.27%		4.81%	5.10%	5.21%
Portfolio turnover rate	22	% (F)	42%		51%		21%	28%	19%

	Class C
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$3.33		$4.23		$3.53		$3.79	$3.92	$3.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.15		0.14		0.15	0.18	0.18
Net realized and unrealized gain (loss) on investments	0.04		(0.88)		0.70		(0.23)	(0.13)	0.06
Total from investment operations	0.13		(0.73)		0.84		(0.08)	0.05	0.24

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.16)		(0.13)		(0.16)	(0.18)	(0.18)
From net realized gains	—		(0.00	) (C)	(0.01)		—	—	—
From return of capital	—		(0.01)		(0.00	) (C)	(0.02)	—	—
Total distributions	(0.11)		(0.17)		(0.14)		(0.18)	(0.18)	(0.18)

Net asset value, end of year/period	$3.35		$3.33		$4.23		$3.53	$3.79	$3.92

Total return (B)	3.84	% (F)	(17.91)%		24.28%		(2.26)%	1.33%	6.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,241		$2,534		$6,067		$5,444	$7,069	$9,212
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E)	3.02	% (G)	2.70%		2.79%		2.82%	2.62%	2.53%
Expenses, net waiver and reimbursement (E)	2.26	% (G)	2.24%		2.23%		2.23%	2.22%	2.20%
Net investment income, before waiver and reimbursement	4.75	% (G)	3.36%		2.97%		3.51%	4.30%	4.13%
Net investment income, net waiver and reimbursement	5.48	% (G)	3.81%		3.53%		4.09%	4.70%	4.46%
Portfolio turnover rate	22	% (F)	42%		51%		21%	28%	19%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.24	% (G)	1.94%
Expenses, net waiver and reimbursement	1.48	% (G)	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.99	% (G)	2.69%
Expenses, net waiver and reimbursement	2.23	% (G)	2.23%

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021		June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$3.33		$4.23		$3.53		$3.79	$3.92	$3.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.11		0.20		0.18		0.19	0.22	0.22
Net realized and unrealized gain (loss) on investments	0.03		(0.90)		0.70		(0.24)	(0.13)	0.06
Total from investment operations	0.14		(0.70)		0.88		(0.05)	0.09	0.28

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.20)		(0.17)		(0.19)	(0.22)	(0.22)
From net realized gains	—		(0.00	) (E)	(0.01)		—	—	—
From return of capital	—		(0.00	) (E)	(0.00	) (E)	(0.02)	—	—
Total distributions	(0.13)		(0.20)		(0.18)		(0.21)	(0.22)	(0.22)

Net asset value, end of year/period	$3.34		$3.33		$4.23		$3.53	$3.79	$3.92

Total return (B)	4.09	% (E)	(17.06)%		25.53%		(1.27)%	2.35%	7.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,201		$7,566		$10,930		$2,995	$4,385	$5,146
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D)	2.00	% (F)	1.70%		1.74%		1.82%	1.62%	1.53%
Expenses, net waiver and reimbursement (D)	1.26	% (F)	1.24%		1.23%		1.23%	1.22%	1.20%
Net investment income, before waiver and reimbursement	5.73	% (F)	4.49%		3.91%		4.53%	5.35%	5.13%
Net investment income, net waiver and reimbursement	6.44	% (F)	4.94%		4.42%		5.12%	5.76%	5.46%
Portfolio turnover rate	22	% (E)	42%		51%		21%	28%	19%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	1.97	% (F)	1.69%
Expenses, net waiver and reimbursement	1.23	% (F)	1.23%

(E)	Not Annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$4.23		$5.15		$3.74	$4.32	$4.39	$4.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.18		0.24	0.22	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.07		(0.87)		1.41	(0.53)	(0.09)	(0.09)
Total from investment operations	0.19		(0.69)		1.65	(0.31)	0.18	0.20

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.15)		(0.24)	(0.23)	(0.25)	(0.28)
From return of capital	—		(0.08)		—	(0.04)	—	—
Total distributions	(0.11)		(0.23)		(0.24)	(0.27)	(0.25)	(0.28)

Net asset value, end of year/period	$4.31		$4.23		$5.15	$3.74	$4.32	$4.39

Total return (B)	4.47	% (G)	(13.92)%		45.12%	(7.48)%	4.33%	4.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,295		$6,756		$4,164	$2,485	$3,344	$4,161
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	2.15	% (H)	1.99	% (E)	2.16%	2.12%	2.03%	1.84%
Expenses, net waiver and reimbursement (C,E)	1.58	% (H)	1.58	% (E)	1.58%	1.58%	1.57%	1.55%
Net investment income, before waiver and reimbursement (C,D)	4.71	% (H)	3.22%		4.85%	4.81%	5.83%	6.21%
Net investment income, net waiver and reimbursement (C,D)	5.27	% (H)	3.63%		5.43%	5.35%	6.29%	6.51%
Portfolio turnover rate	5	% (G)	26%		42%	22%	30%	11%

	Class C
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$4.23		$5.14	$3.73	$4.32	$4.38	$4.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.15	0.21	0.19	0.24	0.27
Net realized and unrealized gain (loss) on investments	0.07		(0.87)	1.40	(0.54)	(0.08)	(0.11)
Total from investment operations	0.17		(0.72)	1.61	(0.35)	0.16	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.11)	(0.20)	(0.20)	(0.22)	(0.25)
From return of capital	—		(0.08)	—	(0.04)	—	—
Total distributions	(0.09)		(0.19)	(0.20)	(0.24)	(0.22)	(0.25)

Net asset value, end of year/period	$4.31		$4.23	$5.14	$3.73	$4.32	$4.38

Total return (B)	4.06	% (G)	(14.43)%	44.18%	(8.40)%	3.79%	3.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$3,162		$3,296	$8,600	$6,455	$7,877	$8,213
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,F)	2.90	% (H)	2.74%	2.92%	2.87%	2.78%	2.59%
Expenses, net waiver and reimbursement (C,F)	2.33	% (H)	2.33%	2.33%	2.33%	2.32%	2.30%
Net investment income, before waiver and reimbursement (C,D)	3.95	% (H)	2.61%	4.24%	4.08%	5.08%	5.60%
Net investment income, net waiver and reimbursement (C,D)	4.52	% (H)	2.99%	4.82%	4.62%	5.54%	5.90%
Portfolio turnover rate	5	% (G)	26%	42%	22%	30%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.15	% (H)	1.99%
Expenses, net waiver and reimbursement	1.58	% (H)	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.90	% (H)	2.71%
Expenses, net waiver and reimbursement	2.33	% (H)	2.33%

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2022		June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018
	(Unaudited)
Net asset value, beginning of year/period	$4.22		$5.13	$3.73	$4.32	$4.38	$4.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.19	0.27	0.23	0.29	0.31
Net realized and unrealized gain (loss) on investments	0.07		(0.86)	1.38	(0.54)	(0.09)	(0.10)
Total from investment operations	0.19		(0.67)	1.65	(0.31)	0.20	0.21

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.16)	(0.25)	(0.24)	(0.26)	(0.29)
From return of capital	—		(0.08)	—	(0.04)	—	—
Total distributions	(0.11)		(0.24)	(0.25)	(0.28)	(0.26)	(0.29)

Net asset value, end of year/period	$4.30		$4.22	$5.13	$3.73	$4.32	$4.38

Total return (B)	4.62	% (G)	(13.57)%	45.31%	(7.48)%	4.84%	4.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,958		$8,702	$7,220	$4,304	$7,019	$7,279
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C,E)	1.90	% (H)	1.74%	1.91%	1.87%	1.78%	1.59%
Expenses, net waiver and reimbursement (C,E)	1.33	% (H)	1.33%	1.33%	1.33%	1.32%	1.30%
Net investment income, before waiver and reimbursement (C,D)	4.91	% (H)	3.52%	5.39%	5.03%	6.19%	6.59%
Net investment income, net waiver and reimbursement (C,D)	5.47	% (H)	3.93%	5.96%	5.56%	6.65%	6.88%
Portfolio turnover rate	5	% (G)	26%	42%	22%	30%	11%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the Manager not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.90%	1.74%
Expenses, net waiver and reimbursement	1.33%	1.33%

(G)	Not Annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2022	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/ CIFC Floating Rate Income (“Floating Rate Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation

The Funds are registered as non-diversified except Global Balanced and Floating Rate Income, which are diversified.

As of December 31, 2022, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans, (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2022 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$38,696,603	$—	$38,696,603
Corporate Bonds	—	36,056,646	—	36,056,646
Total Assets	$—	$74,753,249	$—	$74,753,249

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$437,317,706	$—	$437,317,706
U.S. Government Agency Obligations	—	40,313,667	—	40,313,667
Short-Term Investment	17,553,884	—	—	17,553,884
Total Assets	$17,553,884	$477,631,373	$—	$495,185,257

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Closed-End Fund	$349,635	$—	$—	$349,635
Common Stocks	9,764,064	—	—	9,764,064
Convertible Bond	—	268,984	—	268,984
Corporate Bonds	—	3,330,547	—	3,330,547
Exchange-Traded Funds	365,880	—	—	365,880
U.S. Government & Agencies	—	1,284,365	—	1,284,365
Total Assets	$10,479,579	$4,883,896	$—	$15,363,475
Derivatives
Liabilities(a)
Call Options Written	$1,125	$—	$—	$1,125
Total Liabilities	$1,125	$—	$—	$1,125

Floating Rate Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,535	$—	$—	$1,535
Exchange-Traded Funds	5,000,025	—	—	5,000,025
Asset Backed Securities	—	19,532,991	—	19,532,991
Corporate Bonds	—	2,984,613	—	2,984,613
Bank Loans	—	193,124,719	—	193,124,719
Short-Term Investments	8,389,543	—	—	8,389,543
Total Assets	$13,391,103	$215,642,323	$—	$229,033,426

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$162,469	$—	$—	$162,469
Preferred Stock	398,279	—	—	398,279
Convertible Bonds	—	1,228,800	—	1,228,800
Corporate Bonds	—	11,877,449	—	11,877,449
Warrants	—	—	141,955	141,955
Collateral for Securities Loaned	—	3,829,720	—	3,829,720
Total Assets	$560,748	$16,935,969	$141,955	$17,638,672

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Closed End Funds	$316,312	$—	$—	$316,312
Common Stock	6,302,552	—	—	6,302,552
Exchange Traded Fund	452,825	—	—	452,825
Convertible Bonds	—	2,075,927	—	2,075,927
Corporate Bonds	—	6,958,690	—	6,958,690
Warrant	—	—	—	—
Collateral for Securities Loaned	—	5,282,070	—	5,282,070
Total Assets	$7,071,689	$14,316,687	$—	$21,388,376

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Insider Income, Enhanced Income, Global Balanced and Floating Rate Income did not hold any Level 3 securities during the period. High Income and Total Return Income held level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	High Income	High Income	Total Return Income
	Energy Conversion			Energy Conversion
	Devices, Inc.	PHI Group, Inc.	PHI Group, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond	Warrant	Corporate Bond
Beginning balance June 30, 2022	$0	$0	$188,892	$0
Purchases	—	—	—	—
Total realized gain/(loss)	—	—	—	—
Change in unrealized depreciation	—	—	(26,423)	—
Proceeds from sale/maturities/calls	—	0	—	—
Capital distribution	—	—	—	—
Net transfers in/(out) of Level 3	—	—	—	—
Ending balance December 31, 2022	$0	$0	$162,469	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at December 30, 2022, was $(26,423) and $0 for High Income and Total Return Income, respectively.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
High Income	Warrant	$162,469	Discount based on similar security	N/A	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at December 31, 2022, were 0.1% and 0.0% for High Income and Total Return Income, respectively.

b) Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the six months ended December 31, 2022, Global Balanced, invested in options.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

LIBOR Risk – The Funds’ investment, payment obligations and financing terms may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. The use of LIBOR is being phased out. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of the transition away from the LIBOR on the Funds’ investments cannot yet be determined.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of these effects cannot be determined with certainty.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2022, was as follows:

			Location of Derivatives on Statements	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Call options written	Equity	Options written	$(1,125)
			Total	$(1,125)

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2022, was as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$—
	Options written	Equity	Net change in unrealized appreciation on options written	$10,724
			Totals	$10,724

The notional value of derivative instruments outstanding as of December 31, 2022, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset net of collateral pledged as of December 31, 2022:

						Gross Amounts Not Offset in the Statements
						of Assets & Liabilities
		Gross Amounts of	Gross Amounts Offset	Net Amounts of Assets or		Financial
		Recognized	in the Statement of	Liabilities Presented in the		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities	Assets & Liabilities	Statement of Assets & Liabilities		Pledged		Pledged	Assets
Global Balanced
Description of Liability:
Options Written	Pershing	$(1,125)	$—	$(1,125	) (1)	$1,125	(2)	$—	$—
Total		$(1,125)	$—	$(1,125)		$1,125		$—	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks,

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

but the manager/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d) Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2022, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2022, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2020-2022 for the Funds) or expected to be taken in 2023 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e) Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Floating Rate Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

j) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Floating Rate Income, High Income and Interest Rate Opportunity. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the six months ended December 31, 2022 there were no CDSC fees paid by the shareholders of the Insider Income, MAP Global Balanced, Enhanced Income, Floating Rate Income, High Income Total Return Income and Interest Rate Opportunity Funds.

l) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m) Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$26,267,759	$39,346,240
Enhanced Income	108,013,152	111,700,763
Global Balanced	2,452,172	3,560,201
Floating Rate Income	77,058,539	86,728,516
High Income	4,497,019	8,668,707
Total Return Income	809,279	3,273,867

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets.

For the six months ended December 31, 2022, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

	Management	Expense Limitation
Fund	Agreement	Cl A	Cl C	Cl I	Cl C-1	Expires
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2023
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2023
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2023
Floating Rate Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2023
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2023
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2023

	Recapture Expires
	June 30,
Fund	2023	2024	2025
Insider Income	$209,122	$272,702	$372,543
Enhanced Income	283,966	646,409	1,120,683
Global Balanced	170,253	169,008	161,770
Floating Rate Income	427,070	535,848	785,104
High Income	111,113	111,458	117,270
Total Return Income	88,817	92,056	83,714

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and, the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee Chairman receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

For the six months ended December 31, 2022, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$5,986	$17,014
Enhanced Income	42,619	127,076
Global Balanced	2,868	29,248
Floating Rate Income	33,694	108,952	2
High Income	10,064	11,932
Total Return Income	8,376	16,533

Pursuant to the Management Services Agreement between the Trust and MFund an affiliate of the Manager, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund as of the last day of each month an annualized asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the period are shown in the Statements of Operations under “Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, an affiliate of the Manager, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the period are shown in the Statements of Operations under “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$81,615,740	$35,930	$(6,898,421)	$(6,862,491)
Enhanced Income	563,075,322	8,863,011	(76,753,076)	(67,890,065)
Global Balanced	14,317,139	2,365,423	(1,320,212)	1,045,211
Floating Rate Income	242,675,599	293,638	(13,935,811)	(13,642,173)
High Income	24,009,818	93,071	(6,464,217)	(6,371,146)
Total Return Income	26,660,828	686,635	(5,959,087)	(5,272,452)

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2022 and June 30, 2021 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2022	Income	Capital Gains	Capital	Total
Insider Income	$3,174,263	$324,662	$—	$3,498,925
Enhanced Income	30,064,669	—	—	30,064,669
Global Balanced	415,518	737,318	—	1,152,836
Floating Rate Income	7,425,192	—	—	7,425,192
High Income	1,175,770	—	29,413	1,205,183
Total Return Income	639,425	—	322,424	961,849

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2021	Income	Capital Gains	Capital	Total
Insider Income	$2,202,374	$—	$—	$2,202,374
Enhanced Income	15,289,028	—	—	15,289,028
Global Balanced	342,591	1,477	—	344,068
Floating Rate Income	4,148,934	—	—	4,148,934
High Income	838,540	—	16,121	854,661
Total Return Income	803,017	—	4,671	807,688

As of June 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Income	$53,942	$2,433	$(2,720,564)	$—	$—	$(7,770,475)	$(10,434,664)
Enhanced Income	1,090,209	—	—	(6,500,726)	—	(38,464,950)	(43,875,467)
Global Balanced	—	100,394	—	—	—	1,193,422	1,293,816
Floating Rate Income	307,370	—	(295,977)	(10,147,571)	(113,252)	(18,131,026)	(28,380,456)
High Income	—	—	—	(29,765,682)	—	(6,918,796)	(36,684,478)
Total Return Income	—	—	—	(17,632,148)	—	(5,540,200)	(23,172,348)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, deemed dividend distributions, mark-to-market of passive foreign investment companies, C-Corporation adjustments, and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Income	$—
Enhanced Income	—
Global Balanced	—
Floating Rate Income	—
High Income	—
Total Return Income	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$2,720,564
Enhanced Income	—
Global Balanced	—
Floating Rate Income	295,977
High Income	—
Total Return Income	—

At June 30, 2022, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring	Non-Expiring		CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$—	$—	$—	547,719
Enhanced Income	3,617,000	2,883,726	6,500,726	—
Global Balanced	—	—	—	—
Floating Rate Income	3,014,722	7,132,849	10,147,571	184,913
High Income	—	29,765,682	29,765,682	—
Total Return Income	67,611	17,564,537	17,632,148	—

During the fiscal period ended June 30, 2022, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to distributions in excess, adjustments for prior year tax returns, and equalization credits resulted in reclassification for the following Funds for the year ended June 30, 2022 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Insider Income	$—	$—
Enhanced Income	1,429,279	(1,429,279)
Global Balanced	58,228	(58,228)
Floating Rate Income	—	—
High Income	(1,750)	1,750
Total Return Income	—	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(6)	LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the six months ended December 31, 2022, Enhanced Income, Floating Rate and Interest Rate Opportunity did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of	Interest	Average	Borrowings
	Outstanding	Days Outstanding	Expense (1)	Interest Rate	12/31/2022
Insider Income	$307,999	18	$987	6.41%	$—
Enhanced Income	—	—	—	—	—
Global Balanced	—	—	—	—	—
Floating Rate	—	—	—	—	—
High Income	246,859	128	4,326	4.93%	—
Total Return	310,514	35	1,571	5.20%	—
Interest Rate Opportunity	—	—	—	—	—

(1)	Includes only Interest Expense for the year ended December 31, 2022 and may not agree back to the Statement of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the High Income Fund and Total Return Fund will be directly affected by the performance of the Mount Vernon Prime Portfolio. The financial statements of the Mount Vernon Prime Portfolio, including the Schedule of Investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2022, the percentage of the High Income Fund and Total Return Fund’s net assets invested in Mount Vernon Prime Portfolio was 27.0% and 32.2%, respectively..

(8)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2022.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
High Income *	$3,763,225	$3,829,720	3.69%
Total Return *	5,143,555	5,282,070	4.22%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2022	SEMI-ANNUAL REPORT

(9)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

		Enhanced	Floating	High	Total Return	Global
Owner	Insider Income	Income	Rate Income	Income	Income	Balanced
LPL Financial (1)	—	—	—	—	—	—
Pershing LLC (1)	29%	—	—	31%	—	—
Raymond James (1)	—	—	—	—	—	38%
Wells Fargo (1)	—	—	—	—	52%	—
TD Ameritrade (1)	—	—	—	—	—	—

(1)	These owners are comprised of multiple investors and accounts.

(10)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/22) and held for the entire period through 12/31/2022.

Actual Expenses

The “Actual” columns of the table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns of the table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio *	07/01/22	Value 12/31/22	During Period **	Value 12/31/22	During Period **
Catalyst Insider Income Fund - Class A	1.00%	$1,000.00	$1,001.90	$5.05	$1,020.16	$5.09
Catalyst Insider Income Fund - Class C	1.75%	1,000.00	998.10	8.81	1,016.38	8.89
Catalyst Insider Income Fund - Class I	0.75%	1,000.00	1,003.20	3.79	1,021.42	3.82
Catalyst Enhanced Income Strategy Fund - Class A	1.75%	1,000.00	961.40	8.65	1,016.38	8.89
Catalyst Enhanced Income Strategy Fund - Class C	2.50%	1,000.00	957.60	12.34	1,012.60	12.68
Catalyst Enhanced Income Strategy Fund - Class I	1.50%	1,000.00	962.60	7.42	1,017.64	7.63
Catalyst/MAP Global Balanced Fund - Class A	1.22%	1,000.00	997.90	6.14	1,019.06	6.21
Catalyst/MAP Global Balanced Fund - Class C	1.97%	1,000.00	998.40	9.92	1,015.27	10.01
Catalyst/MAP Global Balanced Fund - Class I	0.97%	1,000.00	1,002.80	4.90	1,020.32	4.94
Catalyst/CIFC Floating Rate Income Fund - Class A	1.15%	1,000.00	947.50	5.65	1,019.41	5.85
Catalyst/CIFC Floating Rate Income Fund - Class C	1.90%	1,000.00	943.80	9.31	1,015.63	9.65
Catalyst/CIFC Floating Rate Income Fund - Class I	0.90%	1,000.00	947.70	4.42	1,020.67	4.58
Catalyst/SMH High Income Fund - Class A	1.48%	1,000.00	832.30	6.84	1,017.74	7.53
Catalyst/SMH High Income Fund - Class C	2.23%	1,000.00	827.10	10.27	1,013.96	11.32
Catalyst/SMH High Income Fund - Class I	1.23%	1,000.00	833.30	5.68	1,019.00	6.26
Catalyst/SMH Total Return Income Fund - Class A	1.58%	1,000.00	837.50	7.32	1,017.24	8.03
Catalyst/SMH Total Return Income Fund - Class C	2.33%	1,000.00	836.00	10.78	1,013.46	11.82
Catalyst/SMH Total Return Income Fund - Class I	1.33%	1,000.00	838.20	6.16	1,018.50	6.77

*	Annualized expense ratio does not include interest expenses or dividend expenses.

**	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS? CALL	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
	Day Hagan	877-329-4246
	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

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MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

CatalystIncome-SAR22

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover ___________
President
Date: March 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 7, 2023